As filed with the Securities and Exchange Commission on May 4, 2004
                                         Securities Act File No. 333-_________
                                       Investment Company Act File No. 811-[o]
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-2

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                          Pre-Effective Amendment No.                       |_|
                         Post-Effective Amendment No.                       |_|
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                      |X|
                                 Amendment No.                              |_|

                               ----------------

               Global Capital and Income Strategies Fund, Inc.
              (Exact Name of Registrant as Specified in Charter)

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800

                               ----------------

                                Terry K. Glenn
               Global Capital and Income Strategies Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                   (Name and Address of Agent for Service)

                               ----------------

         Andrew J. Donohue, Esq.                Frank P. Bruno, Esq.
       FUND ASSET MANAGEMENT, L.P.         SIDLEY AUSTIN BROWN & WOOD LLP
              P.O. Box 9011                      787 Seventh Avenue
    Princeton, New Jersey 08543-9011       New York, New York 10019-6018

                               ----------------

      Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

      If any securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with dividend or interest reinvestment plans, check the following box. |_|


           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT

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                                                                  Proposed Maximum       Proposed Maximum
                                             Amount Being        Offering Price Per     Aggregate Offering         Amount of
 Title of Securities Being Registered      Registered(1)(2)            Unit(1)               Price(1)         Registration Fee(3)
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock ($.10 par value)                50,000 shares             $20.00               $1,000,000                $127
-----------------------------------------------------------------------------------------------------------------------------------
(1)    Estimated solely for the purpose of calculating the registration fee.
(2)    Includes ____________ shares subject to the underwriters' overallotment option.
(3)    Transmitted prior to the filing date to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in
       Pittsburgh, PA.

-----------------------------------------------------------------------------------------------------------------------------------

      The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

==============================================================================

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The information in this prospectus is not complete and may be changed. We may not sell these securities under the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                             Subject to Completion
                   Preliminary Prospectus dated May 4, 2004

PROSPECTUS
                                            Shares
               Global Capital and Income Strategies Fund, Inc.
                                 Common Stock

                               ---------------

      Global Capital and Income Strategies Fund, Inc. is a newly organized, diversified, closed-end fund. The Fund's investment objective is to provide current income and capital appreciation. No assurance can be given that the Fund's investment objective will be achieved.

      The Fund seeks to achieve its investment objective by investing in a portfolio of equity and debt securities of U.S. and foreign issuers. The Fund's investment adviser from time to time may vary the Fund's asset allocation based on such factors as market and economic conditions, fiscal and monetary policy and the relative security valuation and yield of the various debt and equity asset classes. To enable the Fund to take advantage of this flexible investment approach, the Fund may invest without limitation in any type of equity or debt security, including preferred securities or debt securities that are rated below investment grade or, if unrated, are considered by the Fund's investment adviser to be of comparable quality. Securities of below investment grade quality (sometimes referred to as "junk bonds") are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and dividend income and repay principal.

                                                 (continued on following page)

      Investing in the Fund's common stock may be speculative and involves a high degree of risk and should not constitute a complete investment program. Risks are described in the "Risk Factors and Special Considerations" section beginning on page ___ of this prospectus.

                               ---------------

                                                           Per Share   Total(3)
                                                           ---------   --------
Public offering price...........................           $20.00           $
Underwriting discount (1).......................                $           $
Proceeds, before expenses, to the Fund (2)......                $           $


(1) The Fund has agreed to pay the underwriters $_____ per share of common stock as a partial reimbursement of expenses incurred in connection with the offering. See "Underwriting."
(2) The Fund's investment adviser has agreed to pay all organizational expenses of the Fund. The investment adviser also agreed to pay the amount by which the offering costs of the Fund (other than the underwriting discount, but including the $__________ per share partial reimbursement of expenses to the underwriters) exceeds $_____ per share of common stock. The estimated offering expenses to be incurred by the Fund are $____.
(3) The underwriters also may purchase up to an additional shares at the public offering price, less the underwriting discount, within 45 days from the date of this prospectus to cover overallotments. If all such shares are purchased, the total public offering price will be $_________, the total underwriting discount will be $______ and the total proceeds, before expenses, to the Fund will be $________.


      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      The shares will be ready for delivery on or about          , 2004.

                               ---------------


                               ---------------

                The date of this prospectus is         , 2004.

                               ---------------

(continued from previous page)

      After the initial investment period of approximately three months following the completion of this offering, and subject to market and economic conditions existing at that time, it is currently expected that initially approximately 55% of the Fund's total assets will be invested in common stocks, approximately 30% of the Fund's total assets will be invested in preferred securities and approximately 15% of the Fund's total assets will be invested in debt securities.

      The Fund may leverage its portfolio through borrowings, the issuance of debt securities, the issuance of preferred stock or a combination thereof. The Fund currently intends to borrow money in an initial amount of approximately _____% of the Fund's total capital (including amounts obtained from the leverage), or approximately ____% of the Fund's common stock equity. Following the investment of the net proceeds of this common stock offering, the Fund may, depending on market and economic conditions and the relative costs and benefits associated with borrowings and other types of leverage, choose to leverage its portfolio through the issuance of preferred stock rather than through borrowings or the Fund may choose to leverage through a combination of borrowings and preferred stock. No assurance can be given that the Fund will leverage its portfolio or that any leveraging strategy will be successful during any period in which it is used.

      Because the Fund is newly organized, its shares of common stock have no history of public trading. Shares of common stock of closed-end investment companies frequently trade at a price lower than their net asset value. This is commonly referred to as "trading at a discount." The risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Fund plans to apply to list its shares of common stock on the New York Stock Exchange or another national securities exchange under the symbol "_____."

      This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----

Prospectus Summary...........................................................5
Risk Factors and Special Considerations.....................................12
Fee Table...................................................................21
The Fund....................................................................23
Use of Proceeds.............................................................23
Investment Objective and Policies...........................................23
Other Investment Policies...................................................31
Risks and Special Considerations of Leverage................................43
Investment Restrictions.....................................................46
Directors and Officers......................................................48
Investment Advisory and Management Arrangements.............................53
Portfolio Transactions......................................................57
Dividends and Distributions.................................................59
Taxes.......................................................................60
Automatic Dividend Reinvestment Plan........................................64
Mutual Fund Investment Option...............................................65
Net Asset Value.............................................................65
Description of Capital Stock................................................66
Custodian...................................................................69
Underwriting................................................................69
Transfer Agent, Dividend Disbursing Agent and Registrar.....................71
Accounting Services Provider................................................71
Legal Opinions..............................................................71
Independent Auditors and Experts............................................72
Additional Information......................................................72
Independent Auditors' Report................................................72
Statement of Assets and Liabilities.........................................74
Appendix A -- Ratings of Securities........................................A-1

                               ---------------

      Information about the Fund can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                               ---------------

      You should rely only on the information contained in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this prospectus is accurate only as of the date on the front cover of this prospectus. Our business, financial condition, results of operations and prospects may have changed since that date.



                                       3
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                     (This page intentionally left blank)

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                              PROSPECTUS SUMMARY

      This summary is qualified in its entirety by reference to the detailed information included in this prospectus.

The Fund Global Capital and Income Strategies Fund, Inc. is a newly organized, diversified, closed-end fund.

The Offering             The Fund is offering ___________ shares of common
                         stock at an initial offering price of $20.00 per share through a group of underwriters led by _________________________. You must purchase at least
                         100 shares of common stock. The underwriters may purchase up to an additional _____________ shares of common stock within 45 days from the date of this prospectus to cover overallotments, if any.

Investment Objective     The Fund's investment objective is to provide current
 and Policies            income and capital appreciation. No assurance can be
                         given that the Fund's investment objective will be achieved.

                         The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and debt securities of U.S. and foreign issuers. Fund Asset Management, L.P., the Fund's investment adviser (the "Investment Adviser"), from time to time may vary the percentage of the Fund's assets invested in each asset category and in any particular type of equity or debt security based on such factors as market and economic conditions, fiscal and monetary policy and the relative security valuation and yield of the various debt and equity asset classes. For example, negative economic and market developments might cause the Investment Adviser to decrease exposure to common stocks and increase exposure to fixed income securities, while positive economic and market developments might cause the Investment Adviser to increase exposure to common stocks and decrease exposure to fixed income securities. To enable the Fund to take advantage of this flexible investment approach, the Fund may invest without limitation in any type of equity or debt security, including preferred securities or debt securities that are rated below investment grade or, if unrated, are considered by the Investment Adviser to be of comparable quality. There is a risk that the securities selected by the Investment Adviser will cause the Fund to underperform relevant market indices or other funds with a similar investment objective and investment strategies.

                         After the initial investment period of approximately three months following the completion of this offering, and subject to market and economic conditions existing at that time, it is currently expected that initially approximately 55% of the Fund's total assets will be invested in common stocks, approximately 30% of the Fund's total assets will be invested in preferred securities and approximately 15% of the Fund's total assets will be invested in debt securities. As indicated above, the Investment Adviser from time to time may vary the Fund's asset allocation based on such factors as market and economic conditions, fiscal and monetary policy and the relative security valuation and yield of the various debt and equity asset classes.

                         To the extent the Fund invests in preferred
                         securities and dividend paying common stocks, the Investment Adviser currently intends to emphasize those securities that: (i) are eligible to pay qualified dividend income and/or (ii) make payments that are eligible for the dividends received deduction allowed to corporate taxpayers (the "Dividends Received Deduction").
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                                      5

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                         Recently enacted federal legislation reduced the
                         individual federal income tax rate on long term capital gains and qualified dividend income to a maximum rate of 15%. Long term capital gains and qualified dividend income included in distributions of a regulated investment company (for which status the Fund intends to qualify) to its individual stockholders are generally passed through to such stockholders and taxed at the reduced rate. Corporations do not receive the benefit of the 15% maximum tax rate on long term capital gains and qualified dividend income but generally may claim a deduction in an amount equal to 70% of the dividends received on shares of the Fund's common stock that are designated by the Fund as qualifying for the Dividends Received Deduction. No assurance can be given as to what percentage of the dividends paid on the Fund's common stock will be eligible for: (i) the reduced federal income tax rate for qualified dividend income and long term capital gain for individuals or (ii) the Dividends Received Deduction for corporate stockholders of the Fund. In particular, the Fund's use of leverage through borrowings may limit the amount of dividends it can designate as qualifying for the Dividends Received Deduction in the hands of corporate stockholders. See "Investment Objective and Policies" and "Taxes."

                         Foreign Securities. The Fund may invest without limitation in equity and debt securities of issuers domiciled outside the United States, including issuers located in emerging market countries. The Fund also may invest in securities denominated in currencies other than the U.S. dollar or that do not provide for payment to the Fund in U.S. dollars. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations, as well as any countries, regardless of per capita income level, that have restructured their external and local debt. Developed countries are those countries which are not emerging markets countries.

                         Common Stocks. The Fund may invest without limitation in common stocks. In addition, there are no capitalization range limitations on the common stocks in which the Fund may invest. The Fund currently intends to invest in the common stocks of both U.S. and foreign issuers. Of these foreign issuers, the Fund currently intends to emphasize the common stocks of issuers domiciled in developed countries. The Fund also currently intends to emphasize dividend-paying common stocks. In selecting common stocks, the Investment Adviser generally will follow a value investing style. This means that the Investment Adviser buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. The Investment Adviser places particular emphasis on, among other things, companies with low price/earnings ratios relative to their cost of capital and other intrinsic characteristics, high yields relative to the market, and financial strength. The Investment Adviser also may determine that a company is undervalued because it is part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of earnings growth and may be financially sound. At the same time, the price of their common stock may be depressed because investors associate these companies with their industries. The Fund also may purchase common stocks based on a growth-oriented analysis when such stocks pay dividends or the Investment Adviser believes such stocks have particularly good prospects for capital appreciation.

                         Preferred Securities. The Fund may invest without limitation in preferred securities, including convertible preferred securities that may be converted into common stock or other securities of the same or a different issuer. The Fund
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                                      6

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                         may invest in preferred securities of both U.S. and
                         foreign issuers. Generally, preferred securities receive dividends in priority to distributions on common stock and usually have a priority of claim over common stockholders if the issuer of the stock is liquidated. Preferred securities have certain characteristics of both debt and equity securities. Like debt securities, preferred securities' rate of income is generally contractually fixed. Like equity securities, preferred securities do not have rights to precipitate bankruptcy filings or collection activities in the event of missed payments. Furthermore, preferred securities are generally in a subordinated position in an issuer's capital structure and their values are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

                         Debt Securities. The Fund may invest without limitation in all types of debt securities, including U.S. and foreign government bonds, corporate bonds, corporate loans and convertible bonds, mortgage and asset backed securities and emerging market debt. In addition, the Fund may invest without limitation in high quality short term U.S. dollar or non-U.S. dollar-denominated fixed income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. There are no maturity or duration limitations on the debt securities in which the Fund may invest.

                         High Yield Securities. The Fund may invest without limitation in high yield securities, including high yield bonds (commonly referred to as "junk" bonds), preferred securities, corporate loans and convertible debt securities that are rated below investment grade by established rating services (Ba or lower by Moody's Investors Service, Inc. ("Moody's"), BB or lower by Standard & Poor's ("S&P") or BB or lower by Fitch Ratings ("Fitch")) or, if unrated, are considered by the Investment Adviser to be of comparable quality. High yield securities generally are regarded as having predominantly speculative characteristics with respect to capacity to pay interest or dividend income and to repay principal and involve greater volatility of price than securities in the higher rating categories. The Fund may not invest more than 10% of its total assets in distressed securities. The Fund considers distressed securities to be high yield securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal or the payment of interest at the time of acquisition by the Fund or are rated in the lowest rating categories (Ca or below by Moody's, CC or below by S&P or CC or below by Fitch) or, if unrated, are considered by the Investment Adviser to be of comparable quality ("Distressed Securities"). The Fund also may invest without limitation in investment grade securities.

                         Portfolio Strategies. The Fund may use a variety of portfolio strategies both to seek to increase the return of the Fund and to seek to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. These strategies include the use of derivatives, such as indexed securities, inverse securities, interest rate transactions (including interest rate swaps), credit default swaps, total return swaps, options, futures, options on futures, short sales and foreign exchange transactions.

                         The Fund's hedging transactions are designed to reduce volatility but may come at some cost. For example, the Fund may try to limit its risk of loss from a decline in price of a portfolio security by purchasing a put option. However, the Fund must pay for the option, and the price of the security may not in fact drop. In large part, the success of the Fund's hedging activities depends on the Investment Adviser's ability to forecast movements in securities prices and
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                                      7

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                         interest rates. The strategies the Fund uses to seek
                         to enhance its return may be riskier and have more speculative aspects than its hedging strategies. The Fund is not required to use derivatives to increase return or hedge its portfolio and may choose not to do so. The Fund cannot guarantee that any strategies it uses will work.


Use of Leverage          The Fund may leverage its portfolio through
  by the Fund            borrowings, the issuance of debt securities, the
                         issuance of preferred stock or a combination thereof.
                         The Fund may borrow money and issue debt securities in amounts up to 33 1/3%, and may issue shares of preferred stock in amounts up to 50%, of the value of its total assets to finance additional investments.
                         The Fund currently intends to borrow money in an initial amount of approximately ____% of the Fund's total capital (including amounts obtained from the leverage), or approximately ____% of the Fund's common stock equity. Following the investment of the net proceeds of this common stock offering, the Fund may, depending on market and economic conditions and the relative costs and benefits associated with borrowings and other types of leverage, choose to leverage its portfolio through the issuance of preferred stock rather than through borrowings or the Fund may choose to leverage through a combination of borrowings and preferred stock. No assurance can be given that the Fund will leverage its portfolio or that any leveraging strategy will be successful during any period in which it is used.

                         The Fund's use of borrowings as described above will result in the leveraging of its common stock. The proceeds from the borrowings will be invested in accordance with the investment objective of the Fund. The expenses of the borrowings, which will be borne by the Fund, will reduce the net asset value of the common stock. During periods when the Fund has borrowings or preferred stock outstanding, the Fund will pay fees to the Investment Adviser for its services that are higher than if the Fund did not borrow or issue preferred stock, because the fees will be calculated on the basis of an aggregate of:
                         (i) the Fund's average daily net assets (including proceeds received from the sale of any preferred stock) and (ii) the proceeds of any outstanding borrowings used for leverage.

                         Distributions. While any indebtedness is outstanding, the Fund may not declare any cash dividend or other distribution upon any class of its capital stock, including its common stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

                         Risks of Leverage. The use of leverage creates certain risks for common stockholders, including the greater likelihood of higher volatility of the Fund's dividend yield, total return, net asset value and the market price of the common stock. Changes in the value of the Fund's total assets will have a disproportionate effect on the net asset value per share of common stock when leverage is used. For example, if the Fund were to use leverage equal to 50% of the Fund's common stock equity, it would show an approximately 1.5% increase or decline in net asset value for each 1% increase or decline in the value of its total assets. An additional risk of leverage is that the cost of the leverage plus applicable Fund expenses may exceed the return on the securities acquired with the proceeds of the leverage, thereby diminishing rather than enhancing the return to the Fund's common stockholders. During times of rising interest rates, the market value of the Fund's portfolio investments, and in particular its fixed income holdings, may decline, while at the same time the
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                                      8

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                         Fund's cost of leverage may increase. These risks
                         would generally make the Fund's return to common stockholders more volatile if it were to use leverage. So long as the Fund uses leverage, it may be required to sell investments in order to make interest or dividend payments on borrowings or preferred stock used for leverage when it may be disadvantageous to do so. Finally, if the asset coverage for the Fund's borrowings or preferred stock declines to less than 300% or 200% of the Fund's total assets, respectively, or below asset coverage requirements established by a rating agency that rated any preferred stock or debt security issued by the Fund (as a result of market fluctuations or otherwise), the Fund may be required to sell a portion of its investments to repay the borrowings or redeem some or all of the preferred stock when it may be disadvantageous to do so. See "Risk Factors and Special Considerations -- Leverage Risk."

                         Additionally, the Fund's use of leverage through borrowings may limit the amount of dividends it can designate as qualifying for the Dividends Received Deduction in the hands of corporate stockholders. See "Taxes."

Investment Adviser       Fund Asset Management, L.P., the Investment Adviser,
                         provides investment advisory and administrative services to the Fund. For its services, the Fund pays the Investment Adviser a monthly fee at the annual rate of _____% of the aggregate of: (i) the Fund's average daily net assets (including proceeds from the sale of any preferred stock) and (ii) the proceeds of any outstanding borrowings used for leverage.

Dividends and            In order to allow the Fund's common stockholders to
  Distributions          realize a predictable, but not guaranteed, level of
                         cash flow and some periodic liquidity on their investment without having to sell their shares, the Fund has adopted a policy of paying regular distributions on its shares of common stock (the
                         "Managed Distribution Policy"). The Fund's Board of
                         Directors has initially determined to pay quarterly distributions on each share of common stock at an annualized rate of ___% of the initial public offering price per share ($_____ per share, per quarter). It is expected that dividends will be paid on a quarterly basis commencing in__________. The
                         Fund's Board of Directors has determined to pay additional distributions on an annual basis equal to any income earned by the Fund in excess of the quarterly distributions as may be necessary to distribute substantially all of the Fund's net investment company taxable income for that year. See
                         "Taxes." The Fund is not required to maintain the Managed Distribution Policy and such policy may be modified or terminated by the Fund's Board of Directors at any time without notice.

                         Under the 1940 Act and its rules, the Fund generally is not permitted to distribute net realized long term capital gains more than once per year without exemptive relief from the Securities and Exchange Commission (the "Commission"). As a result, the Fund intends to become a party to an exemptive order application already on file with the Commission that would, among other things, permit the Fund to make periodic distributions of realized long term capital gains to its stockholders. Until such time, if any, as the exemptive relief is granted by the Commission, the Fund intends to make distributions under the Managed Distribution Policy from its net investment income on a quarterly basis and from its net realized long term capital gains, if any, on an annual basis. No assurance can be given that the Commission will grant this exemptive relief to the Fund. If such exemptive relief is granted by the Commission, the Fund intends to make distributions under the Managed Distribution Policy from its net investment income and its realized long term capital gains, if any, on an quarterly basis. Therefore, after receipt of the above-
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                                      9

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                         referenced exemptive relief, a larger pool of capital
                         gains should be available for distribution on a quarterly basis.

                         If the total distributions paid by the Fund to its stockholders for any calendar year exceed the Fund's net investment company taxable income and net realized capital gain for that year, the excess will generally be treated as a tax-free return of capital up to the amount of a stockholder's tax basis in his or her stock. Any distributions that (based upon the Fund's full year performance) constitute tax-free return of capital will reduce a stockholder's tax basis in his or her stock, thereby increasing such stockholder's potential gain or reducing such stockholder's potential loss on the sale of such stock. In effect, a return of capital is the return of a stockholder's investment in the Fund and will result in a corresponding decline in the Fund's net asset value. Return of capital distributions also may have the effect of increasing the Fund's operating expense ratio. Any amounts distributed to a stockholder in excess of such stockholder's tax basis in his or her stock will generally be taxable to the stockholder as capital gain.

                         The Fund currently expects that the amount of distributions made under the Managed Distribution Policy generally will be independent of, and not contingent upon, the Fund's performance in any of the first three quarters of the Fund's fiscal year. Distribution rates under the Managed Distribution Policy may be increased in the Fund's fourth fiscal quarter in light of the Fund's performance for the fiscal year and to enable the Fund to comply with the distribution requirements applicable to regulated investment companies under the Code for that year. It also is currently expected that the Fund's investment portfolio initially will not produce sufficient dividend and interest income to fully fund distributions under the Managed Distribution Policy due to the expected initial composition of the Fund's investment portfolio. Consequently, if the Fund does not realize sufficient short term capital gains and long term capital gains to make up any shortfall, distributions to the Fund's common stockholders will include returns of capital. Prior to receipt of the above-referenced exemptive order, long term capital gains will be available to make up any shortfall in funding distributions only on an annual basis, thereby increasing the likelihood that distributions will include returns of capital to stockholders. In order to make distributions under the Managed Distribution Policy, the Fund may have to sell portfolio securities at a time when independent investment considerations may dictate against such action. See "Risk Factors and Special Considerations -- Distribution Risk."

Automatic Dividend       Dividends and capital gains distributions generally
  Reinvestment Plan      are used to purchase additional shares of the Fund's
                         common stock. However, an investor can choose to receive dividends and distributions in cash.
                         Stockholders whose shares of common stock are held in the name of a broker or nominee should contact the broker or nominee to confirm whether the broker or nominee will permit them to participate in the automatic dividend reinvestment plan.

Listing Currently, there is no public market for the Fund's common stock. However, the Fund plans to apply to list its shares of common stock on the New York Stock Exchange or another national securities exchange under the symbol "____."

Mutual Fund              Investors who purchase shares in this offering and
  Investment Option      later sell their shares have the option, subject to
                         certain conditions, to purchase Class A shares of certain funds advised by the Investment Adviser or its affiliates at net asset value, without the imposition of the initial sales charge, with the proceeds from such
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sale.





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                   RISK FACTORS AND SPECIAL CONSIDERATIONS

      An investment in the Fund's common stock may be speculative in that it involves a high degree of risk and should not constitute a complete investment program.

      Liquidity and Market Price of Shares. The Fund is newly organized and has no operating history or history of public trading.

      Shares of closed-end funds that trade in a secondary market frequently trade at a market price that is below their net asset value. This is commonly referred to as "trading at a discount." The risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. Accordingly, the Fund is designed primarily for long term investors and should not be considered a vehicle for trading purposes. The Fund's total assets will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the Fund.

      Distribution Risk. Pursuant to the Managed Distribution Policy, the Fund intends to make regular quarterly distributions on its common stock. In order to make distributions under the Managed Distribution Policy, the Fund may have to sell portfolio securities at a time when independent investment considerations may dictate against such action. In addition, the Fund's ability to distribute any net realized long term capital gains more than once per year is subject to the Fund's receipt of exemptive relief from the Commission, which receipt cannot be assured. If the total distributions paid by the Fund to its stockholders for any calendar year exceed the Fund's net investment company taxable income and net realized capital gain for that year, the excess will generally be treated as a tax-free return of capital up to the amount of a stockholder's tax basis in his or her stock. In effect, a return of capital is the return of a stockholder's investment in the Fund and will result in a corresponding decline in the Fund's net asset value. See "Taxes." Return of capital distributions also may have the effect of increasing the Fund's operating expense ratio. The Fund currently expects that the amount of distributions made under the Managed Distribution Policy generally will be independent of, and not contingent upon, the Fund's performance in any of the first three quarters of the Fund's fiscal year. Distribution rates under the Managed Distribution Policy may be increased in the Fund's fourth fiscal quarter in light of the Fund's performance for the fiscal year and to enable the Fund to comply with the distribution requirements applicable to regulated investment companies under the Code for that year. It also is currently expected that the Fund's investment portfolio initially will not produce sufficient dividend and interest income to fully fund distributions under the Managed Distribution Policy due to the expected initial composition of the Fund's investment portfolio. Consequently, if the Fund does not realize sufficient short term capital gains and long term capital gains to make up any shortfall, distributions to the Fund's common stockholders will include returns of capital. Prior to receipt of the above-referenced exemptive order, long term capital gains will be available to make up any shortfall in funding distributions only on an annual basis, thereby increasing the likelihood that distributions will include returns of capital to stockholders.

      Leverage Risk. The Fund may leverage its portfolio through borrowings, the issuance of debt securities, the issuance of preferred stock or a combination thereof. The Fund may borrow money and issue debt securities in amounts up to 33 1/3%, and may issue shares of preferred stock in amounts up to 50%, of the value of its total assets to finance additional investments. The Fund currently intends to borrow money in an initial amount of approximately _____% of the Fund's total capital (including amounts obtained from the leverage), or approximately _____% of the Fund's common stock equity. Following the investment of the net proceeds of this common stock offering, the Fund may, depending on market and economic conditions and the relative costs and benefits associated with borrowings and other types of leverage, choose to leverage its portfolio through the issuance of preferred stock rather than through borrowings or the Fund may choose to leverage through a combination of borrowings and preferred stock. No assurance can be given that the Fund will leverage its portfolio or that any leveraging strategy will be successful during any period in which it is used.

      The use of leverage creates certain risks for common stockholders, including the greater likelihood of higher volatility of the Fund's dividend yield, total return, net asset value and the market price of the common stock. Changes in the value of the Fund's total assets will have a disproportionate effect on the net asset value per share of common stock when leverage is used. For example, if the Fund were to use leverage equal to 50% of the Fund's common stock equity, it would show an approximately 1.5% increase or decline in net asset value for each 1% increase or decline in the value of its total assets. An additional risk of leverage is that the cost of the leverage plus
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                                      12
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applicable Fund expenses may exceed the return on the securities acquired with the proceeds of the leverage, thereby diminishing rather than enhancing the return to the Fund's common stockholders. During times of rising interest rates, the market value of the Fund's portfolio investments, and in particular its fixed income holdings, may decline, while at the same time the Fund's cost of leverage may increase. These risks would generally make the Fund's return to common stockholders more volatile if it were to use leverage. So long as the Fund uses leverage, it may be required to sell investments in order to make interest or dividend payments on borrowings or preferred stock used for leverage when it may be disadvantageous to do so. Finally, if the asset coverage for the Fund's borrowings or preferred stock declines to less than 300% or 200% of the Fund's total assets, respectively, or below asset coverage requirements established by a rating agency that rated any preferred stock or debt security issued by the Fund (as a result of market fluctuations or otherwise), the Fund may be required to sell a portion of its investments to repay the borrowings or redeem some or all of the preferred stock when it may be disadvantageous to do so.

      Additionally, the Fund's use of leverage through borrowings may limit the amount of dividends it can designate as qualifying for the Dividends Received Deduction in the hands of corporate stockholders. See "Taxes."

      Issuer Risk; Market Risk; Selection Risk. The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as investor perception of the issuer's financial condition, management performance, financial leverage and reduced demand for the issuer's goods and services. Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that the Investment Adviser selects will underperform the relevant market indices or other funds with similar investment objectives and investment strategies.

      Income Risk. The income received from the Fund by common stockholders is based partially on the dividends and interest the Fund earns from its investments and partially based on gains from the sale of securities held by the Fund, each of which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates of preferred and debt securities held by the Fund could drop as well, which could adversely affect the income available for distribution to common stockholders. The Fund's ability to pay distributions to its common stockholders also would likely be adversely affected when prevailing short term interest rates rise while the Fund is utilizing leverage.

      Net Asset Value; Interest Rate Sensitivity; Credit Quality; Other Market Conditions. Generally, when interest rates go up, the value of fixed income securities, such as preferred securities paying fixed dividend rates and debt securities, goes down. Because market interest rates are currently near their lowest levels in many years, there is a greater risk that interest rates may increase in the future and cause the value of the Fund's portfolio to decline. In addition, when market interest rates rise, not only may the Fund's investment portfolio decline in value, but the Fund's cost of leverage may increase. See "Risk Factors and Special Considerations -- Leverage Risk." Therefore, the net asset value of a fund that invests in fixed income securities changes as interest rates fluctuate. During periods of declining interest rates, an issuer may exercise its option to redeem preferred securities or prepay principal of debt securities earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the duration and reduce the value of the security. A real or perceived decline in the credit quality or financial condition of issuers of securities in which the Fund invests may result in the value of such securities held by the Fund, the Fund's net asset value and potentially the market price of the Fund's common stock, going down. A real or perceived serious deterioration in the credit quality or financial condition of an issuer could cause a permanent decrease in the Fund's net asset value. Furthermore, volatility in the capital markets and other adverse market conditions may result in a decrease in the value of the securities held by the Fund. Any decrease in the market value of the securities held by the Fund will result in a decrease in the Fund's net asset value and potentially the market price of the Fund's common stock.

      Foreign Market Risk. It is currently expected that the Fund will have substantial exposure to foreign securities. To the extent the Fund invests in foreign securities, it offers the potential for more diversification than a fund that invests only in issuers domiciled in the United States. This is because securities traded on foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell
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                                      13
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securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

      Foreign Economy Risk. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. With respect to the Fund's investments in Europe, any adverse developments in connection with the ongoing transition to the Economic and Monetary Union (EMU) could potentially destabilize EMU. Such destabilization could adversely affect the Fund's European investments.

      Investments in foreign markets also may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations.

      Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

      Currency Risk. Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. See "Investment Objective and Policies -- Foreign Exchange Transactions" below.

      Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Investment Adviser to completely and accurately determine a company's financial condition.

      Certain Risks of Holding Fund Assets Outside the United States. The Fund may hold its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

      Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable,
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                                      14
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increasing the risk of delayed settlements or losses of security certificates.
Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred.

      Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations, as well as any countries, regardless of per capita income level, that have restructured their external and local debt. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

      Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets also may face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

      Depositary Receipts. The Fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. However, they would generally be subject to the same risks as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets. GDRs are tradeable both in the United States and Europe and are designed for use throughout the world. The Fund may invest in unsponsored ADRs, EDRs and GDRs. The issuers of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States, and therefore, there may be no correlation between such information and the market value of such securities.

      Common Stocks. It is currently expected that the Fund initially will have substantial exposure to common stocks. To the extent the Fund invests in common stocks, those investments will be subject to special risks. Although common stocks have historically generated higher average returns than fixed income securities over the long term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are structurally subordinated to preferred securities, bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income and assets, and therefore will be subject to greater risk than the preferred securities or
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                                      15
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debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

      Value Investing Risk. To the extent the Fund invests in common stocks, it currently intends to focus its investments primarily on common stocks that the Investment Adviser believes are undervalued. These types of securities may present risks in addition to the general risks associated with investing in common stocks. These securities generally are selected on the basis of an issuer's fundamentals relative to current market price. Such securities are subject to the risk that the Investment Adviser's assessment of certain fundamental factors will be mistaken. In addition, during certain time periods, market dynamics may strongly favor "growth" stocks of issuers that do not display strong fundamentals relative to market price based upon positive price momentum and other factors. Disciplined adherence to a "value" investment mandate during such periods can result in significant underperformance for the Fund's assets invested in common stocks relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or more flexible equity style mandates.

      Small and Medium-Sized Company Risk. The Fund may invest without limitation in the common stocks of small and medium-sized companies. Small and medium-sized companies may include unseasoned issuers or companies that have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund's investment in a small or medium-sized company may lose substantial value. The securities of small and medium-sized companies generally trade in lower volumes and are subject to greater and less predictable price changes than the securities of larger, more established companies.

      Preferred Securities. It is currently expected that the Fund initially will have exposure to preferred securities, including potentially convertible preferred securities that may be converted into common stock or other securities of the same or a different issuer. To the extent the Fund invests in preferred securities, those investments will be subject to the following special risks:

      o Subordination. Investments in preferred securities entail a higher level of credit risk than more senior debt instruments, because preferred securities are subordinated to bonds and other debt instruments in an issuer's capital structure in terms of priority to corporate income and liquidation payments.

      o Limited Voting Rights. Holders of preferred securities usually have no voting rights with respect to the issuing company, although certain types of preferred securities provide their holders with the right to elect directors if preferred dividends have been in arrears for a specified number of periods. When those voting rights apply, once the issuer pays all the arrearages, the preferred security holders no longer have voting rights.

      o Redemption Rights. Certain preferred securities may contain special redemption features that grant the issuer of the preferred securities a right to redeem the securities prior to a specified date. As with all call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

      o Deferral. Preferred securities also may include provisions that require or permit the issuer, at its discretion, to defer dividend distributions for a stated period or periods without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its dividend distributions, the Fund may be required to report and possibly distribute income for tax purposes although it has not yet received such income.

      o Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks.

      o Non-Cumulative Preferred Securities. Dividends on non-cumulative preferred securities do not accrue. Unlike cumulative preferred securities, if a dividend on a share of non-cumulative preferred stock is not paid on the dividend payment date, that dividend ordinarily will never be paid.
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      o  Auction Rate or Remarketed Preferred Securities. Auction rate or remarketed preferred securities are adjustable preferred securities the dividends on which are determined at periodically held auctions or through remarketings. If sufficient bids do not exist at an auction (in case of auction rate preferred securities) or if a failed remarketing occurs (in the case of remarketed preferred securities), the Fund may not be able to sell all, and may not be able to sell any, of its auction rate or remarketed preferred securities through the auction or remarketing process. As a result, the Fund's investment in such securities may be illiquid.

      Debt Securities. It is currently expected that the Fund initially will have exposure to debt securities. To the extent the Fund invests in debt securities, those investments will involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt securities. Debt securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of fixed rate debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term fixed rate securities. In addition, debt securities are subject to call and redemption risk. This is the risk that an issuer may call a security for redemption before it matures. If this happens to a debt security in which the Fund invests, the Fund may lose income and may have to invest the proceeds in securities with lower yields. See "-- Net Asset Value; Interest Rate Sensitivity; Credit Quality; Other Market Conditions" above.

      Convertible Securities. The preferred securities and debt securities in which the Fund may invest may be convertible into the issuer's or a related party's common stock. Convertible securities generally offer lower dividend yields or interest rates than non-convertible securities of similar quality. As with all fixed income securities, the market values of the fixed rate convertible securities that the Fund may invest in tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may entail less risk than the issuer's common stock.

      High Yield Securities. To the extent the Fund invests in below investment grade, high yield securities, including high yield bonds (commonly referred to as "junk" bonds), corporate loans, convertible debt securities and preferred securities, those securities entail a higher level of credit risk (loss of income and/or principal) and a corresponding greater risk of loss than investments in investment grade securities. Securities rated in the lower rating categories are considered to be predominantly speculative with respect to their capacity to pay interest and dividend income and repay principal. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. New issuers also may be inexperienced in managing their debt burden. The issuer's ability to service its debt obligations or make dividend payments may be adversely affected by business developments unique to the issuer, the issuer's inability to meet specific projected business forecasts, or the inability of the issuer to obtain additional financing.

      Other than the distressed securities discussed below, the high yield securities in which the Fund may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, no assurance can be given that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

      High yield securities also tend to be more sensitive to economic conditions than investment grade securities. The financial condition of a high yield issuer is usually more susceptible to a general economic downturn or a sustained period of rising interest rates, and high yield issuers are more likely than investment grade issuers to become unable to make principal payments and interest or dividend payments during such time periods.

      Like investment grade fixed income securities, high yield securities generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the high yield market, which market may be less liquid than the market for investment grade fixed income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers and the spread between the bid and asked price is generally much larger than for
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                                      17
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investment grade securities. As a result, the Fund may experience difficulty acquiring appropriate high yield securities for investment. Investments in high yield securities may, from time to time, and especially in declining markets, become illiquid which might impede the Fund's ability to dispose of a particular security, or force the Fund to sell a security at a price lower than if the market were more liquid. Prices realized upon such sales might be less than the prices used in calculating the Fund's net asset value. To the extent the Fund invests in high yield securities, the combination of price volatility and the decreased liquidity of high yield securities may have an adverse effect on the Fund's investment performance.

      High yield securities tend to be more volatile than investment grade fixed income securities, so that adverse events may have a greater impact on the prices of high yield securities than on investment grade fixed income securities. To the extent the Fund invests in high yield securities, factors adversely affecting the market value of such securities will adversely affect the Fund's net asset value.

      Adverse publicity and negative investor perceptions of the high yield market, which could last for an extended time period also may reduce the value and liquidity of high yield securities. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default or restructuring of a portfolio holding.

      Junk bonds are often unsecured and subordinated to other creditors of the issuer. In addition, junk bonds may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were exercised by an issuer during a period of declining interest rates, the Fund likely would have to replace such called securities with lower yielding securities that would decrease the net investment income to the Fund and dividends to stockholders.

      Distressed Securities. The Fund may invest up to 10% of its total assets in Distressed Securities. An investment in Distressed Securities is speculative and involves significant risk in addition to the risks discussed above in connection with investments in high yield securities. Distressed Securities frequently do not produce income while they are outstanding. The Fund may purchase Distressed Securities that are in default or the issuers of which are in bankruptcy. To the extent the Fund invests in Distressed Securities, the Fund may be required to bear certain extraordinary expenses in order to protect and recover its investment.

      Impact of Recent Tax Legislation. Recently enacted tax legislation reduced the rate of taxation for individuals on qualified dividend income to a lower rate that is also applicable to long term capital gains. Dividends designated by the Fund as qualifying dividend income and long term capital gains will be eligible for taxation at the reduced rate. The Fund's distributions derived from short term capital gains and from interest income on debt securities and certain types of preferred securities which are treated as debt for federal income tax purposes, however, generally will not be eligible for this reduced tax rate. No assurance can be given as to what portion of the Fund's distributions will be eligible for this lower tax rate. The Fund's investments and the tax treatment of Fund distributions may be affected by future changes in tax laws and regulations, including changes as a result of the "sunset" provisions that currently apply to the reduced federal income tax rate for qualified dividend income and long term capital gains. The impact of such legislation on the Fund and its stockholders cannot be predicted.

      Tax and Accounting Risk. The Fund may invest in preferred securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult for the Fund to comply with the tax requirements applicable to regulated investment companies if the tax characterization of the Fund's investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Additionally, the Financial Accounting Standards Board currently is reviewing accounting guidelines relating to taxable preferred securities. To the extent that a change in the guidelines could adversely affect the market for, and availability of, these securities, the Fund may be adversely affected.

      Portfolio Strategies. The Fund may engage in various portfolio strategies both to seek to increase the return of the Fund and to seek to hedge its portfolio against adverse effects from movements in interest rates and in the securities markets. These strategies include the use of derivatives, such as indexed securities, inverse securities, options, futures, options on futures, interest rate transactions, credit default swaps, interest rate swaps, total return swaps, short sales and foreign exchange transactions. Such strategies subject the Fund to the risk that, if the Investment Adviser incorrectly forecasts market values, interest rates or other applicable factors, the Fund's
------------------------------------------------------------------------------

------------------------------------------------------------------------------
performance could suffer. Certain of these strategies such as inverse securities, credit default swaps, interest rate swaps, total return swaps and short sales may provide investment leverage to the Fund's portfolio and result in many of the same risks of leverage to the holders of the Fund's common stock as discussed above under "-- Leverage." The Fund is not required to use derivatives or other portfolio strategies to increase return or to hedge its portfolio and may choose not to do so. No assurance can be given that the Fund's portfolio strategies will be effective. Some of the derivative strategies that the Fund may use to increase its return are riskier than its hedging transactions and have speculative characteristics. Such strategies do not attempt to limit the Fund's risk of loss.

      General Risks Related to Derivatives. Derivatives are financial contracts or instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index (or relationship between two indices). The Fund may invest in a variety of derivative instruments for hedging purposes or to seek to increase its return, such as options, futures contracts and swap agreements, and may engage in short sales. The Fund also may have exposure to derivatives through investment in credit linked notes, credit or equity linked trust certificates and other securities issued by special purpose or structured vehicles. The Fund may use derivatives as a substitute for taking a position in an underlying security or other asset, as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund also may use derivatives to add leverage to the portfolio. The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, credit risk, leverage risk, the risk of ambiguous documentation and management risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index). If the Fund invests in a derivative instrument it could lose more than the principal amount invested. The use of derivatives also may increase the amount of taxes payable by stockholders. Also, suitable derivative transactions may not be available in all circumstances and no assurance can be given that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

      Options and Futures Transactions. Options and futures are types of derivatives. The Fund may engage in options and futures transactions to reduce its exposure to interest rate movements or to enhance its return. If the Fund incorrectly forecasts market values, interest rates or other factors, the Fund's performance could suffer. The Fund also may suffer a loss if the other party to the transaction fails to meet its obligations. The Fund is not required to enter into options and futures transactions for hedging purposes or to increase its return and may choose not to do so.

      Swaps. Swap agreements are types of derivatives. In order to seek to hedge the value of the Fund's portfolio, to hedge against increases in the Fund's costs associated with the interest payments on its outstanding borrowings or the dividend payments on its outstanding preferred stock, if any, or to seek to increase the Fund's return, the Fund may enter into interest rate, credit default or total return swap transactions. In interest rate swap transactions, there is a risk that yields will move in the direction opposite of the direction anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect Fund performance. In addition to the risks applicable to swaps generally, credit default swap transactions involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Total return swap transactions involve the risks that the counterparty will default on its payment obligation to the Fund in the transaction and that the Fund will not be able to meet its obligation to the counterparty in the transaction. The Fund is not required to enter into interest rate, credit default or total return swap transactions for hedging purposes or to increase its return and may choose not to do so.

      Short Sales. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver collateral to the broker dealer through which it made the short sale to cover its obligation to deliver the borrowed security upon conclusion of the sale. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker dealer, usually cash, U.S. government securities or other liquid securities similar to those borrowed. The Fund will also be required to segregate similar collateral with its custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. The Fund also may
------------------------------------------------------------------------------

------------------------------------------------------------------------------
make a short sale ("against the box") by selling a security that the Fund owns or has the right to acquire without the payment of further consideration. The Fund's potential for loss is greater if it does not own the security that it is short selling.

      Liquidity of Investments. Certain securities in which the Fund invests may lack an established secondary trading market or are otherwise considered illiquid. Liquidity of a security relates to the ability to easily dispose of the security and the price to be obtained and does not generally relate to the credit risk or likelihood of receipt of cash at maturity. Illiquid securities may trade at a discount from comparable, more liquid investments.

      Portfolio Turnover Risk. Generally, the Fund does not purchase securities for short term trading profits. However, the Fund may dispose of securities without regard to the time they have been held if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry, a change in general market, financial or economic conditions, to make distributions to the Fund's common stockholders under the Managed Distribution Policy or for other reasons. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund, and also has certain tax consequences for stockholders.

      Rating Agencies. In the event the Fund issues preferred stock, the Fund may be subject to guidelines of one or more rating agencies that may issue ratings for such preferred stock. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act and may prohibit or limit the use by the Fund of certain portfolio management techniques or investments. The Fund does not expect these guidelines to prevent the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

      Market Disruption. The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets, some of which were closed for a four-day period. These terrorist attacks, and the continued threat thereof, and related events, including U.S. military actions in Iraq and continued unrest in the Middle East, have led to increased short term market volatility and may have long term effects on U.S. and world economies and markets. Similar disruptions of the financial markets could adversely affect the market prices of the Fund's portfolio securities, interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Fund's common stock.

      Antitakeover Provisions. The Fund's Charter, By-laws and the General Corporation Law of the State of Maryland include provisions that could limit the ability of other entities or persons to acquire control of the Fund, to convert the Fund to an open-end fund or to change the composition of its Board of Directors. Such provisions could limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

------------------------------------------------------------------------------

                                   FEE TABLE

Stockholder Transaction Fees:
  Maximum Sales Load (as a percentage of offering price).........           %
  Offering Expenses Borne by the Fund (as a percentage of offering          %
  price)(a)......................................................
  Dividend Reinvestment Plan Fees................................        None
Annual Expenses (as a percentage of net assets attributable to common stock):
  Investment Advisory Fee(b)(c)..................................           %
  Interest Payments on Borrowed Funds(c).........................           %
  Other Expenses(c)..............................................       ____%
   Total Annual Expenses(c)......................................           %

-----------------
(a) The Investment Adviser has agreed to pay all of the Fund's organizational expenses. Offering costs will be paid by the Fund up to
      $     per share (      % of the offering price). The Investment Adviser
      has agreed to pay the amount by which the offering costs (other than
      the sales load, but including the $.      per share partial
      reimbursement of expenses to the underwriters) exceeds $      per share
      of common stock (     % of the offering price). The offering costs to
      be paid by the Fund are not included in the Total Annual Expenses shown in the table. Offering costs borne by common stockholders will result in a reduction of capital of the Fund attributable to common stock. In the event the Fund offers preferred stock in the future, the costs of that offering will be effectively borne by the common stockholders and result in a reduction of the net asset value of the shares of common stock.

(b)   See "Investment Advisory and Management Arrangements."

(c)   Assumes leverage through borrowings in an initial amount of
      approximately             % of the Fund's total capital (including
      amounts obtained from the leverage), or approximately        % of the
      Fund's common stock equity, at a current estimated annual interest rate
      of           % on borrowed amounts. The Fund may borrow money and issue debt securities in amounts up to 33 1/3%, and may issue shares of preferred stock in amounts up to 50%, of the value of its total assets to finance additional investments. Following the investment of the net proceeds of this common stock offering, the Fund may, depending on market and economic conditions and the relative costs and benefits associated with borrowings and other types of leverage, choose to leverage its portfolio through the issuance of preferred stock rather than through borrowings or the Fund may choose to leverage through a combination of borrowings and preferred stock. The cost of leverage may vary depending upon, among other factors, changes in interest rates. If the Fund does not use leverage, it is estimated that, as a percentage of net assets attributable to common stock, the Investment Advisory Fee
      would be          %, Interest Payments on Borrowed Funds would be 0.00%,
      Other Expenses would be     % and Total Annual Expenses would be
               %. No assurance can be given that the Fund will leverage its portfolio. See "Risk Factors and Special Considerations -- Leverage Risk" and "Risks and Special Considerations of Leverage."

EXAMPLE
-------

                                                                     1 Year       3 Years        5 Years      10 Years
                                                                     ---------    -------        -------      --------
An investor would pay the following expenses (including the
   sales load of $    and estimated offering expenses of
   this offering of $    ) on a $1,000 investment, assuming
   total annual expenses of    % (assuming leverage through
   borrowings in an initial amount of approximately   % of
   the Fund's total capital (including amounts obtained
   from the leverage) or approximately   % of the Fund's
   common stock equity) and a 5% annual return throughout
   the periods............................................               $             $              $             $

      The Fee Table is intended to assist investors in understanding the costs and expenses that a stockholder in the Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of the Fund's first fiscal year and assumes that the Fund issues approximately__________ shares of common stock. If the Fund issues fewer shares of common stock, all other things being equal, these expenses would increase. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission (the "Commission") regulations. The Example should not be considered a representation of future expenses or annual rate of return, and actual expenses, leverage amount or annual rate of return may be more or less than those assumed for purposes of the Example.

                                   THE FUND

      Global Capital and Income Strategies Fund, Inc. (the "Fund") is a newly organized, diversified, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on May 3, 2004, and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its telephone number is (609) 282-2800.

      The Fund is organized as a closed-end investment company. Closed-end investment companies differ from open-end investment companies (commonly referred to as mutual funds) in that closed-end investment companies do not redeem their securities at the option of the stockholder, whereas open-end investment companies issue securities redeemable at net asset value at any time at the option of the stockholder and typically engage in a continuous offering of their shares. Accordingly, open-end investment companies are subject to continuous asset in-flows and out-flows that can complicate portfolio management. However, shares of closed-end investment companies frequently trade at a discount from net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering.

      The Board of Directors of the Fund may at any time consider a merger, consolidation or other form of reorganization of the Fund with one or more other closed-end or open-end investment companies advised by Fund Asset Management L.P., the Fund's investment adviser (the "Investment Adviser"), with a similar investment objective and policies as the Fund. Any such merger, consolidation or other form of reorganization would require the prior approval of the Board of Directors and the stockholders of the Fund. See "Description of Capital Stock -- Certain Provisions of the Charter and By-laws."

                                USE OF PROCEEDS

      The net proceeds of this offering will be approximately $     (or
approximately $     assuming the underwriters exercise the overallotment option
in full) after payment of offering costs estimated to be approximately $    and
the deduction of the underwriting discount. The Investment Adviser has agreed to pay the amount by which the offering costs (other than the underwriting
discount, but including the $.     per share partial reimbursement of expenses
to the underwriters) exceeds $     per share of common stock (    % of the
offering price). The Investment Adviser has agreed to pay all of the Fund's organizational expenses.

      The Fund expects that there will be an initial investment period of up to approximately three months following the completion of its common stock offering, depending on market conditions and the availability of appropriate securities, before the net proceeds thereof are invested in accordance with the Fund's investment objective and policies. Pending such investment, it is anticipated that all or a portion of such proceeds will be invested in high grade, short term debt securities (both fixed and floating rate), money market funds, credit linked notes, credit or equity linked trust certificates and/or index futures contracts or similar derivative instruments designed to give the Fund exposure to some of the markets in which it intends to invest while the Investment Adviser selects specific securities. A relatively long initial investment period may negatively affect the return to the Fund's stockholders and the Fund's ability to achieve its investment objective. See "Investment Objective and Policies."

                       INVESTMENT OBJECTIVE AND POLICIES

      The Fund's investment objective is to provide current income and capital appreciation. The Fund's investment objective is a fundamental policy and may not be changed without the approval of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). The Fund cannot guarantee that it will achieve its investment objective.

      The Fund seeks to achieve its investment objective by investing in a portfolio of equity and debt securities of U.S. and foreign issuers. The Investment Adviser from time to time may vary the percentage of the Fund's assets invested in each asset category and in any particular type of equity or debt security based on such factors as market and economic conditions, fiscal and monetary policy and the relative security valuation and yield of the various debt and equity asset classes. For example, negative economic and market developments might cause the Investment Adviser to decrease exposure to common stocks and increase exposure to fixed income securities, while positive economic and market developments might cause the Investment Adviser to increase exposure to common stocks and decrease exposure to fixed income securities. To enable the Fund to take advantage of this flexible investment approach, the Fund may invest without limitation in any type of equity security or debt security, including preferred securities or debt securities that are rated below investment grade or, if unrated, are considered by the Investment Adviser to be of comparable quality.

      After the initial investment period of approximately three months following the completion of this offering, and subject to market and economic conditions existing at that time, it is currently expected that initially approximately 55% of the Fund's total assets will be invested in common stocks, approximately 30% of the Fund's total assets will be invested in preferred securities and approximately 15% of the Fund's total assets will be invested in debt securities. As indicated above, the Investment Adviser from time to time may vary the Fund's asset allocation based on such factors as market and economic conditions, fiscal and monetary policy and the relative security valuation and yield of the various debt and equity asset classes.

      To the extent the Fund invests in preferred securities and dividend paying common stocks, the Investment Adviser currently intends to emphasize those securities that: (i) are eligible to pay qualified dividend income and/or (ii) make payments that are eligible for the dividends received deduction allowed to corporate taxpayers ("Dividends Received Deduction") pursuant to Section 243 of the Internal Revenue Code of 1986, as amended (the "Code"). Recently enacted federal legislation reduced the individual federal income tax rate on long term capital gains and qualified dividend income to a maximum rate of 15%. Long term capital gains and qualified dividend income included in distributions of a regulated investment company (a "RIC") (for which status the Fund intends to qualify) to its individual stockholders are generally passed through to such stockholders and taxed at the reduced rates. Pursuant to Section 243 of the Code, corporations generally may deduct 70% of the dividend income they receive from domestic corporations. Corporate stockholders of a RIC generally are permitted to claim a deduction with respect to that portion of their dividend distributions attributable to amounts received by the RIC that the RIC designates as qualifying for the Dividends Received Deduction. However, the Fund's use of leverage through borrowings may reduce the amount of dividends it can designate as qualifying for the Dividends Received Deduction which will, in turn, limit the tax benefit to a corporate stockholder of investing in the Fund. Corporate stockholders should consider whether an investment in the Fund is appropriate in light of the Fund's intent to borrow after the initial offering. No assurance can be given as to what percentage of the dividends paid on the Fund's common stock will be eligible for: (i) the reduced federal income tax rate for qualified dividend income and long term capital gain for individuals or (ii) the Dividends Received Deduction for corporate stockholders of the Fund. See "Taxes." The 15% federal income tax rate applicable to long term capital gains and qualified dividend income is scheduled to expire after December 31, 2008. After this date, absent extension or modification of the relevant legislative provisions, long term capital gains distributions paid by the Fund generally will be taxable at the previously applicable maximum 20% rate, and distributions attributable to qualified dividend income will be taxed to the stockholder at his or her marginal federal income tax rate (which generally will be higher than 15%).

      Investment in the Fund's common stock offers the individual investor several potential benefits. The Fund offers investors the opportunity to invest in a professionally managed portfolio which contains common stocks, preferred securities and debt securities of U.S. and foreign issuers. The Investment Adviser provides professional management, which includes the extensive securities and credit analysis needed to invest in common stocks, preferred securities, foreign securities, debt securities, high yield securities, emerging markets debt and convertible securities. The Fund also relieves the investor of the burdensome administrative details involved in managing a portfolio of such investments. Additionally, the Investment Adviser may seek to increase the return of the Fund's common stock by leveraging the Fund's capital structure through borrowings, the issuance of short term debt securities, the issuance of shares of preferred stock or a combination thereof. These benefits are at least partially offset by the expenses involved in running an investment company. Such expenses primarily consist of advisory fees and operational costs. The use of leverage also involves certain expenses and risk considerations. See "Risks and Special Considerations of Leverage -- Effects of Leverage."

      The Fund may engage in various portfolio strategies to seek to increase its return or to hedge its portfolio against movements in interest rates, in currency rates and in the securities markets through the use of derivatives, such as indexed and inverse securities, options, futures, options on futures, interest rate transactions, including interest rate swaps, total return swaps, credit default swaps, short selling and foreign exchange transactions. Each of these portfolio strategies is described below. No assurance can be given that the Fund will employ these strategies or that, if employed, they will be effective.

      The Fund may vary its investment objective and policies for temporary defensive purposes during periods in which the Investment Adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant and in order to keep the Fund's cash fully invested, including during the periods which the net proceeds of the offering are being invested. Under such conditions, the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by an established rating service, or other debt securities deemed by the Investment Adviser to be consistent with a defensive posture, or may hold its assets in cash.

      The Fund may invest in, among other things, the types of securities and instruments described below:

Description of Common Stocks

      The Fund may invest without limitation in common stocks. In addition, there are no capitalization range limitations on the common stocks in which the Fund may invest. The Fund currently intends to invest in the common stocks of both U.S. and foreign issuers. Of these foreign issuers, the Fund currently intends to emphasize the common stocks of issuers domiciled in developed countries. The Fund also currently intends to emphasize dividend-paying common stocks. In selecting common stocks, the Investment Adviser generally will follow a value investing style. This means that the Investment Adviser buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. The Investment Adviser places particular emphasis on, among other things, companies with low price/earnings ratios relative to their cost of capital and other intrinsic characteristics, high yields relative to the market, and financial strength. The Investment Adviser also may determine that a company is undervalued because it is part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of earnings growth and may be financially sound. At the same time, the price of their common stock may be depressed because investors associate these companies with their industries. The Fund also may purchase common stocks based on a growth-oriented analysis when such stocks pay dividends or the Investment Adviser believes such stocks have particularly good prospects for capital appreciation.

Description of Preferred Securities

      General. The Fund may invest without limitation in preferred securities, including convertible preferred securities that may be converted into common stock or other securities of the same or a different issuer. The Fund may invest in preferred securities of both U.S. and foreign issuers. The Investment Adviser currently intends to emphasize preferred securities that are eligible to pay qualified dividend income and whose dividends are eligible for the Dividends Received Deduction. Many preferred securities, including "hybrid" or taxable preferred securities, pay dividends that do not qualify for the Dividends Received Deduction and are not eligible for the reduced federal tax rate applicable to qualified dividend income. Such dividend payments constitute deductible interest expense for the issuers thereof rather than dividends eligible for the reduced federal income tax rate applicable to qualified dividend income and/or the Dividends Received Deduction. See "Taxable Preferred Securities" below.

      Generally, preferred securities receive dividends in priority to distributions on common stock and usually have a priority of claim over common stockholders if the issuer of the stock is liquidated. Preferred securities have certain characteristics of both debt and equity securities. Like debt securities, preferred securities' rate of income is generally contractually fixed. Like equity securities, preferred securities do not have rights to precipitate bankruptcy filings or collection activities in the event of missed payments. Furthermore, preferred securities are generally in a subordinated position in an issuer's capital structure and their values are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

      Traditional Fixed Rate Preferred Securities. Unlike taxable preferred securities described below, traditional fixed rate preferred securities generally have fixed dividend rates for the life of the issue and typically, unless issued by certain foreign corporations, pay dividends eligible for the reduced tax rate applicable to qualified dividend income and, if issued by domestic corporations, make payments that qualify for the Dividends Received Deduction. They can be perpetual, with no mandatory redemption date, or issued with a fixed mandatory redemption date. Certain issues of preferred securities are convertible into other equity securities. Perpetual preferred securities provide a fixed dividend throughout the life of the issue, with no mandatory retirement provisions, but may be callable. Sinking fund preferred securities provide for the redemption of a portion of the issue on a regularly scheduled basis with, in most cases, the entire issue being retired at a future date. The value of fixed rate preferred securities can be expected to vary inversely with interest rates. Certain fixed rate preferred securities have features intended to provide some degree of price stability. These features may include an auction mechanism at some specified future date. The auction feature is normally intended to enhance the probability that a preferred securities stockholder will be able to dispose of its holdings close to a pre-specified price, typically equal to par or a stated value. Other price stability mechanisms include convertibility into an amount of common equity of the same issuer at some specified future date, typically in amounts not greater than par value of the underlying preferred securities. Another common form of fixed rate preferred securities is the traditional convertible preferred security, which permits the holder to convert into a specified number of shares at the holder's option at any time prior to a specified date. Innovative preferred securities and convertible preferred securities are less liquid than the traditional fixed rate preferred security.

      Dividends on any series of preferred securities may be cumulative or non-cumulative. Cumulative dividends accumulate until paid out, so if on the dividend payment date no dividend is declared such obligation will exist and take precedence over any common stock dividends until paid out. Non-cumulative dividends do not accrue and any omitted dividends may never be paid.

      Adjustable Rate Preferred Securities. Unlike traditional fixed rate preferred securities, adjustable rate preferred securities are preferred securities that have a dividend rate that adjusts periodically to reflect changes in the general level of interest rates. Adjustable rate preferred securities generally pay dividends eligible for the reduced tax rate applicable to qualified dividend income and that qualify for the Dividends Received Deduction, if not issued by a foreign corporation. The adjustable feature is intended to make the market value of these securities less sensitive to changes in interest rates than similar securities with fixed dividend rates.

      The dividend rate on adjustable rate preferred securities typically is determined quarterly according to an adjustment formula established at the time of issuance of such securities that cannot be changed without approval of the holders thereof. Although adjustment formulas vary among issues, they typically involve a fixed relationship either to: (1) rates on specific classes of debt securities issued by the U.S. Treasury, such as the highest base rate yield of the 90-day Treasury bill, the 10-year Treasury note, or either the 20-year or 30-year Treasury bond or (2) London Interbank Offered Rate, with limits (known as "collars") on the minimum and maximum dividend rate that may be paid. As the maximum dividend rate is approached, any further increase in interest rates may adversely affect the market value of the preferred securities. As the minimum dividend rate is approached, any further decrease in interest rates may positively affect the market value of the preferred securities.

      The market values of outstanding issues of adjustable rate preferred securities may fluctuate in response to changing market conditions. In the event that market participants in a particular issue demand a different yield than the adjustment formulas produce, the market price will change to produce the desired yield. The dividend yield demanded by market participants may vary with changing perceptions of credit quality and the relative levels of short term and long term interest rates, as well as other factors. Most of the adjustable rate preferred securities currently outstanding are perpetual.

      Auction Rate Preferred Securities. Auction rate preferred securities pay dividends that adjust based upon periodic auctions. Such preferred securities are similar to short term corporate money market instruments in that an auction rate preferred stockholder has the opportunity to sell the preferred securities at par in an auction, through which buyers set the dividend rate in a bidding process for the next pre-determined dividend period. The dividend rate set in the auction depends upon market conditions and the credit quality of the particular issuer. Typically, the auction rate preferred securities' dividend rate is limited to a specified maximum percentage of an external commercial paper index as of the auction date. Further, the terms of auction rate preferred securities generally provide that they are redeemable by the issuer at certain times or under certain conditions.

      Remarketed Preferred Securities. Like buyers of auction rate preferred securities, buyers of shares of a series of remarketed preferred securities receive a uniform dividend rate. In a remarketing, however, unlike an auction, the dividend rate and dividend period are set by remarketing agents, taking into account sell and hold orders from existing holders, the rates and number of shares sought by potential buyers and prevailing market conditions. During the remarketing process, remarketing agents use their reasonable best efforts to remarket the remarketed preferred securities tendered for sale in the remarketing. The dividend rate for each dividend period will be the rate per annum that the remarketing agents determine, in their sole discretion, to be the lowest rate, giving effect to the allocation of shares of remarketed preferred stock among dividend periods of different lengths, that will enable the remarketing agents to sell at par all shares tendered for sale in the remarketing.

      Taxable Preferred Securities. The Fund also may invest in taxable preferred securities (often referred to as "hybrid" preferred securities), the payments on which are not eligible for the reduced tax rates for individual stockholders applicable to qualified dividend income or the Dividends Received Deduction allowed to corporate stockholders. Such payments constitute deductible interest expense for issuers thereof rather than dividends eligible for the reduced federal income tax rate applicable to qualified dividend income and/or the Dividends Received Deduction. The taxable preferred securities in which the Fund may invest typically offer additional yield spread versus other types of preferred securities due to the fact that payments made with respect to such preferred securities do not qualify for the reduced tax rate applicable to qualified dividend income and/or the Dividends Received Deduction. Taxable preferred securities are a comparatively new asset class.

      Taxable preferred securities include but are not limited to: trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes and other trust preferred securities.

      Taxable preferred securities are typically issued by an affiliated business trust or other special purpose entity established by an operating company, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The taxable preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. The taxable preferred securities market is generally divided into the "$25 par" and the "institutional" segments. The $25 par segment is typified by securities that are listed on the New York Stock Exchange (the "NYSE"), which trade and are quoted "flat" (i.e., without accrued dividend income that is not included in the trading price) and which are typically callable at par value five years after their original issuance date. The institutional segment is typified by $1,000 par value securities that are not exchange listed, which trade and are quoted on an "accrued income" basis, and which typically have a minimum of 10 years of call protection (at premium prices) from the date of their original issuance.

      Taxable preferred securities normally constitute junior and fully subordinated liabilities of an issuer or are the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, taxable preferred securities often permit the issuer to defer the payment of income for a specified period, which may be 18 months or more, without triggering an event of default. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without adverse consequence to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when cumulative payments on the taxable preferred securities have not been made), issuers and investors generally treat taxable preferred securities as close substitutes for traditional preferred securities. Taxable preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

      Taxable preferred securities are often issued with a final maturity date, although some are perpetual in nature. In certain instances, the final maturity date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without any adverse consequence to the issuer. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends payable. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its stockholders. Should an issuer default on its obligations under such a security, the amount of dividends the Fund pays to stockholders may be adversely affected.

      Many taxable preferred securities are issued by trusts or other special purpose entities established by operating companies, and are not direct obligations of the operating company. At the time a trust or special purpose entity sells its preferred securities to investors, the trust or special purpose entity purchases debt of the operating company (with terms comparable to those of the securities issued by the trust or special purpose entity), which enables the operating company to deduct for federal income tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for federal income tax purposes such that the holders of the taxable preferred securities are treated as owning beneficial interests in the underlying debt of the operating company.

      Accordingly, dividend payments made with respect to such taxable preferred securities are treated as interest rather than dividends for federal income tax purposes and, as such, are not eligible for the Dividends Received Deduction or the reduced tax rate applicable to qualified dividend income. The trust or special purpose entity in turn would be a holder of the operating company's debt and would have priority with respect to the operating company's assets over the operating company's common stockholders, but would typically be subordinated to other classes of the operating company's debt. Typically a taxable preferred security has a rating that is slightly below that of its corresponding operating company's senior debt securities. As a result of their subordinated position in an issuer's capital structure, taxable preferred securities typically offer investors a higher interest payment compared to the senior debt securities of the operating company.

                               ---------------

      From time to time, preferred securities issues have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Investment Adviser believes that doing so would be consistent with the Fund's investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Description of Debt Securities

      General. As described below, the Fund may invest without limitation in all types of debt securities, including U.S. and foreign government bonds, corporate bonds, corporate loans and convertible bonds, mortgage and asset backed securities and emerging market debt. In addition, the Fund may invest without limitation in high quality short term U.S. dollar or non-U.S. dollar-denominated fixed income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. There are no maturity or duration limitations on the debt securities in which the Fund may invest. The Fund may invest without limitation in below investment grade, high yield securities, including high yield bonds (commonly referred to as "junk" bonds), preferred securities, corporate loans and convertible debt securities. The Fund also may invest up to 10% of its total assets in Distressed Securities. For a description of these high yield securities, see "-- Description of High Yield Securities" below. A further discussion of certain of these debt securities and certain related risk factors is set forth below.

      Corporate Loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest on behalf of the lender. If the agent develops financial problems, the Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, the Fund becomes a member of the syndicate.

      The corporate loans in which the Fund invests can be expected to provide higher yields than bonds and notes that have investment grade ratings, but may be subject to greater risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans, or the value of the collateral may not completely cover the borrower's obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit the Fund's rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

      Mortgage Backed Securities. Mortgage backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage backed securities will be paid off more quickly than originally anticipated and the Fund will have to invest the proceeds in securities with lower yields. This risk is known as "prepayment risk." When interest rates rise, certain types of mortgage backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as "extension risk."

      Because of prepayment risk and extension risk, mortgage backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed securities.

      Asset Backed Securities. Asset backed securities are "pass through" securities, meaning that principal and interest payments made by the borrower on the underlying assets (such as credit card receivables) are passed through to the Fund. Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset backed securities also may be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when the Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. This risk is known as "prepayment risk." In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of debt securities in the Fund's portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities. This risk is known as "extension risk."

      Sovereign Debt. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of the reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the government entity's debt position to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor bankruptcy proceeding by which all or part of a sovereign debt that a government entity has not repaid may be collected.

      Emerging Markets Debt. The Fund may invest in any type of debt obligations of issuers in emerging market countries. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations, as well as any countries, regardless of per capita income level, that have restructured their external and local debt. Emerging markets debt securities are subject to the risks associated with debt securities, high yield securities, convertible securities and emerging markets as described under "Risk Factors and Special Considerations" and as described below under "-- Description of High Yield Securities."

Description of Convertible Securities

      The Fund may invest in convertible securities. A convertible security is a bond, debenture, note or preferred security that may be converted into or exchanged for a prescribed amount of common stock or other securities of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends generally paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities, including convertible preferred securities, have several unique investment characteristics such as (i) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (ii) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) the potential for capital appreciation if the market price of the underlying common stock increases. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to similar non-convertible securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or other securities or sell it to a third party.

Description of High Yield Securities

      General. The Fund may invest without limit in high yield securities, including junk bonds, preferred securities, corporate loans and convertible debt securities that are rated below investment grade by established rating services (Ba or lower by Moody's Investors Service, Inc. ("Moody's"), BB or lower by Standard & Poor's ("S&P") or BB or lower by Fitch Ratings ("Fitch")) or, if unrated, are considered by the Investment Adviser to be of comparable quality. See Appendix A "-- Ratings of Securities" for information concerning rating categories. High yield securities generally are regarded as having predominantly speculative characteristics with respect to capacity to pay interest or dividend income and to repay principal and involve greater volatility of price than securities in the higher rating categories. The Fund may not invest more than 10% of its total assets in distressed securities. The Fund considers distressed securities to be high yield securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal or interest at the time of acquisition by the Fund or are rated in the lowest rating categories (Ca or below by Moody's, CC or below by S&P or CC or below by Fitch) or, if unrated, are considered by the Investment Adviser to be of comparable quality ("Distressed Securities"). The Fund may continue to hold securities that are downgraded after the Fund purchases them and will sell such securities only if, in the Investment Adviser's judgment, it is advantageous to sell such securities. The Fund also may invest without limitation in investment grade securities and may invest in securities of any maturity or duration.

      Selection and monitoring of high yield securities by the Investment Adviser involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Investment Adviser's analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general conditions and other factors may include anticipated change in economic activity and interest rates, the availability of new investment opportunities and the economic outlook for specific industries. While the Investment Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Investment Adviser performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund's ability to achieve its investment objective may depend to a greater extent on the Investment Adviser's own credit analysis than investment companies that invest only in investment grade securities.

      Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in investment grade securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. High yield securities are regarded as being predominantly speculative as to the issuer's ability to make repayments of principal and payments of interest. Investment in such securities involves substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the high yield market. If an issuer of high yield securities defaults, in addition to risking non-payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. The market prices of high yield securities structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash.

      Other than with respect to Distressed Securities (which are discussed below), the high yield securities in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, no assurance can be given that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs. High yield securities tend to be more volatile than investment grade securities, so adverse events may have a greater impact on the prices of high yield securities than on investment grade securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value.

      Like investment grade securities, high yield securities generally are purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the high yield market, which market may be less liquid than the market for investment grade securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield securities by various dealers, and the spread between the bid and asked price is generally much larger than for investment grade securities. As a result, the Fund may experience difficulty acquiring appropriate high yield securities for investment.

      Adverse conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair liquidity in the high yield market and may cause the prices the Fund receives for its high yield securities to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default of a portfolio holding or if it participates in the restructuring of the obligation.

      The risk of loss due to default by an issuer is significantly greater for the holders of junk bonds because such securities are often unsecured and subordinated to other creditors of the issuer. In addition, junk bonds may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were exercised by an issuer during a period of declining interest rates, the Fund likely would have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to stockholders.

      The high yield securities in which the Fund invests may include credit linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high yield securities.

      The Fund may receive warrants or other non-income producing equity securities in connection with its investments in high yield securities, including in unit offerings, in an exchange offer, upon the conversion of a convertible security, or upon the restructuring or bankruptcy of investments owned by the Fund. The Fund may continue to hold such securities until, in the Investment Adviser's judgment in light of current market conditions, it is advantageous to effect a disposition of such securities.

      Distressed Securities. The Fund may invest up to 10% of its total asset in Distressed Securities. An investment in Distressed Securities is speculative and involves significant risk in addition to the risks discussed above in connection with investments in high yield securities. Generally, the Fund will invest in Distressed Securities when the Investment Adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund will generally not receive interest payments on Distressed Securities and may incur costs to protect its investment. In addition, the Fund's principal may not be repaid. Distressed Securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

                           OTHER INVESTMENT POLICIES

      The Fund has adopted certain other policies as set forth below:

Investments in Foreign Securities

      General. The Fund may invest without limitation in securities of issuers domiciled outside the United States, including issuers located in emerging market counties. The Fund may invest without limitation in securities denominated in currencies other than the U.S. dollar or that do not provide for payment to the Fund in U.S. dollars. The Investment Adviser generally considers emerging market countries to be any country that is defined as having an emerging or developing economy by the World Bank, the International Finance Corporation or the United Nations, as well as countries, regardless of per capita income level, that have restructured their external and local debt. Developed countries are those countries which are not emerging market countries.

      Public Information. Many of the foreign securities held by the Fund will not be registered with the Commission nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly available information about the foreign issuer of such securities than about a U.S. issuer, and such foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. issuers. Traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to such securities, particularly those issued in certain smaller, emerging foreign capital markets. Foreign issuers, and issuers in smaller, emerging capital markets in particular, generally are not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic issuers.

      Trading Volume, Clearance and Settlement. Foreign financial markets, while often growing in trading volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

      Government Supervision and Regulation. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

      Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons in a company to only a specific class of securities that may have less advantageous terms than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

      A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Fund may invest up to 10% of its total assets in securities of closed-end investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares in closed-end investment companies, stockholders would bear both their proportionate share of the Fund's expenses (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies.

      Foreign Sub-Custodians and Securities Depositories. Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or the Fund may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

Indexed and Inverse Floating Obligations

      The Fund may invest in securities whose potential returns are directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. The Fund also may invest in securities whose return is inversely related to changes in an interest rate ("inverse floaters"). In general, inverse floaters change in value in a manner that is opposite to most bonds -- that is, interest rates on inverse floaters will decrease when short term rates increase and increase when short term rates decrease. Investments in indexed securities and inverse floaters may subject the Fund to the risk of reduced or eliminated interest payments. Investments in indexed securities also may subject the Fund to loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund's investment. Regardless of the effect, inverse floaters represent a leveraged investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities. Both indexed securities and inverse floaters can be derivative securities and can be considered speculative.

Interest Rate Transactions

      In order to seek to hedge the value of the Fund's portfolio against interest rate fluctuations, to hedge against increases in the Fund's costs associated with the dividend payments on its outstanding preferred stock, if any, or to seek to increase the Fund's return, the Fund may enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. The Fund may enter into these transactions to seek to preserve a return or spread on a particular investment or portion of its portfolio, to seek to protect against any increase in the price of securities the Fund anticipates purchasing at a later date or to seek to increase its return. However, the Fund also may invest in interest rate swaps to seek to increase income or to seek to increase the Fund's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). The Fund is not required to pursue these portfolio strategies and may choose not to do so. The Fund cannot guarantee that any strategies it uses will work.

      In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the Fund to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the Fund from a reduction in yield due to falling interest rates and may permit the Fund to increase its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

      The Fund usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be segregated by the Fund.

      The Fund also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

      Typically, the parties with which the Fund will enter into interest rate transactions will be broker-dealers and other financial institutions. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims paying ability of the other party thereto is rated investment grade quality by at least one established rating agency at the time of entering into such transaction or whose creditworthiness is believed by the Investment Adviser to be equivalent to such rating. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Depending on the general state of short term interest rates and the returns on the Fund's portfolio securities at that point in time, a default could negatively affect the Fund's ability to make interest payments on its outstanding borrowings or dividend payments on its outstanding preferred stock used for leverage, because it may be obligated to make the payments that it had intended to avoid. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are more recent innovations and are less liquid than swaps. There is still a risk, however, that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction at the time an interest rate swap or cap transaction reaches its scheduled termination date. If this occurs, it could have a negative affect on the Fund's ability to make interest payments on its outstanding borrowings or dividend payments on its outstanding preferred stock used for leverage. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, resulting in a decline in the asset coverage with respect to any outstanding borrowings or any outstanding preferred stock used for leverage. A sudden and dramatic decline in interest rates may result in a significant decline in the asset coverage. If the Fund fails to maintain any required asset coverage with respect to any outstanding borrowings or any outstanding preferred stock used for leverage or fails to comply with other covenants relating to any outstanding borrowings or any outstanding preferred stock used for leverage, the Fund may be required to prepay some or all of its outstanding borrowings or redeem some or all of its outstanding preferred stock used for leverage. Such prepayment or redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of the swap could result in the termination payment by or to the Fund. Early termination of a cap could result in the termination payment to the Fund. Certain federal income tax requirements may limit the Fund's ability to engage in interest rate swaps. Payments from transactions in interest rate swaps generally will be taxable to stockholders as ordinary income that will not be eligible for the Dividends Received Deduction or the reduced federal income tax rate applicable to qualified dividend income. See "Taxes."

Credit Default Swap Agreements

      The Fund may enter into credit default swap agreements for hedging purposes or to seek to increase its returns. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and five years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

      Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The Fund will enter into credit default swap agreements only with counterparties that are rated investment grade quality by at least one established rating agency at the time of entering into such transaction or whose creditworthiness is believed by the Investment Adviser to be equivalent to such rating. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with each such transaction, the Fund will at all times segregate liquid securities or cash with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss.

Total Return Swap Agreements

      The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

      Total return swap agreements entail the risk that a counterparty to the swap will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis, and the full amount of the Fund's obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Credit or Equity Linked Trust Certificates

      Among the income producing securities in which the Fund may invest are credit or equity linked trust certificates, which are investments in a limited purpose trust or other vehicle which, in turn, invests in a basket of securities or derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain equity or fixed income markets. For instance, the Fund may invest in credit or equity linked trust certificates as a cash management tool in order to gain exposure to certain equity or fixed income markets and/or to remain fully invested when more traditional securities are not available, including during the period when the net proceeds of this offering and any borrowings or offering of preferred stock are being invested.

      Like an investment in a bond, investments in these credit or equity linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements, provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the trust. The Fund's investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, total return and management risk. It is also expected that the certificates will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the certificates and they may constitute illiquid investments.

Options

      Call Options. The Fund may purchase call options on any of the types of securities or instruments in which it may invest. A purchased call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. The Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

      The Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

      The Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. In addition, in connection with each such transaction the Fund will segregate unencumbered liquid securities or cash with a value at least equal to the Fund's exposure (the difference between the unpaid amounts owed by the Fund on such transaction minus any collateral deposited with the broker dealer), on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund's income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

      Put Options. The Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, the Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also may purchase uncovered put options.

      The Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid instruments. The Fund will receive a premium for writing a put option, which increases the Fund's return. The Fund will not sell puts if, as a result, more than 50% of the Fund's assets would be required to cover its potential obligations under its hedging and other investment transactions.

      The Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but that the Fund does not currently have a corresponding short position or has not deposited cash equal to the exercise value of the put option with the broker dealer through which it made the uncovered put option as collateral. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the securities or instruments decrease below the exercise price. If the securities or instruments price increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

      In connection with such transaction, the Fund will segregate liquid securities or cash with a value at least equal to the Fund's exposure, on a marked-to-market basis (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of the Fund's portfolio. Such segregation will not limit the Fund's exposure to loss.

Financial Futures and Options Thereon

      The Fund is authorized to engage in transactions in financial futures contracts ("futures contracts") and related options on such futures contracts either as a hedge against adverse changes in the market value of its portfolio securities or to seek to increase the Fund's return. A futures contract is an agreement between two parties that obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date or, in the case of an index futures contract, to make and accept a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement but are settled through liquidation (i.e., by entering into an offsetting transaction). Futures contracts have been designed by boards of trade that have been designated "contract markets" by the Commodities Futures Trading Commission (the "CFTC"). The Fund may sell financial futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market values of securities that may be held by the Fund will fall, thus reducing the net asset value of the Fund. However, as interest rates rise, the value of the Fund's short position in the futures contract also will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments that are being hedged. While the Fund will incur commission expenses in selling and closing out futures positions, these commissions are generally less than the transaction expenses that the Fund would have incurred had the Fund sold portfolio securities in order to reduce its exposure to increases in interest rates. The Fund also may purchase financial futures contracts in anticipation of an increase in the value of certain securities when it is not fully invested in a particular market in which it intends to make investments to gain market exposure that may in part or entirely offset an increase in the cost of securities it intends to purchase. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase securities upon termination of the futures contract.

      The Fund also has authority to purchase and write call and put options on futures contracts. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund enters into futures transactions. The Fund may purchase put options or write call options on futures contracts rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities or an increase in interest rates. Similarly, the Fund may purchase call options, or write put options on futures contracts, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value or a decline in interest rates of securities that the Fund intends to purchase.

      The Fund may engage in options and futures transactions on exchanges and options in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligation is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller.

      Under regulations of the CFTC, the futures trading activity described herein will not result in the Fund being deemed a "commodity pool" and the Fund need not be operated by a person registered with the CFTC as a "commodity pool operator."

      When the Fund purchases a futures contract or writes a put option or purchases a call option thereon, an amount of cash or liquid instruments will be segregated so that the amount so segregated, plus the amount of variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.

      The Fund will engage in transactions in OTC options only with banks or dealers that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. OTC options and assets used to cover OTC options written by the Fund are considered by the staff of the Commission to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that might otherwise be realized.

Risk Factors in Interest Rate Transactions and Options and Futures
Transactions

      The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transaction and that pertaining to the securities that are the subject of such transaction. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. In addition, interest rate transactions that may be entered into by the Fund do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the security underlying an interest rate swap is prepaid and the Fund continues to be obligated to make payments to the other party to the swap, the Fund would have to make such payments from another source. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. In the case of a purchase by the Fund of an interest rate cap or floor, the amount of loss is limited to the fee paid. Since interest rate transactions are individually negotiated, the Investment Adviser expects to achieve an acceptable degree of correlation between the

Fund's rights to receive interest on securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

      Utilization of options and futures transactions to hedge the portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the prices of the securities that are the subject of the hedge. If the price of the options or futures moves more or less than the price of the subject of the hedge, the Fund will experience a gain or loss that will not be completely offset by movements in the price of the subject of the hedge. The risk particularly applies to the Fund's use of futures and options thereon when it uses such instruments as a so-called "cross-hedge," which means that the security that is the subject of the futures contract is different from the security being hedged by the contract. Utilization of options and futures and options thereon through uncovered call options and uncovered put options are highly speculative strategies. If the price of the uncovered option moves in the direction not anticipated by the Fund, the Fund's losses will not be limited.

      Prior to exercise or expiration, an exchange-traded option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange for call or put options of the same series. The Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options and futures. However, no assurance can be given that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge its portfolio. There is also the risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or an option related to a futures contract.

Short Sales

      The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to seek to increase return.

      When the Fund makes a short sale, it must borrow the security sold short and deliver collateral to the broker dealer through which it made the short sale to cover its obligation to deliver the borrowed security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

      The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker dealer, usually cash, U.S. government securities or other liquid securities similar to those borrowed. The Fund also will be required to segregate similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral amounts in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker dealer.

      If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

      The Fund also may make short sales "against the box." These transactions will involve either short sales of securities retained in the Fund's portfolio or securities it has the right to acquire without the payment of further consideration.

Foreign Exchange Transactions

      The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to increase returns. Such transactions could be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, the Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. "Straddles" of the type that may be used by the Fund are considered to constitute hedging transactions and are consistent with the policies described above.

      Spot and Forward Foreign Exchange Transactions and Swaps. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or to seek to increase returns. Forward foreign exchange transactions may allow the Fund to increase or decrease its risk exposure more quickly and efficiently than local fixed income instruments, and have grown to be a significant and highly liquid part of the emerging market countries' local fixed income market. Forward foreign exchange transactions also may be more readily available and transferable for foreign investors, and may, in many cases, provide the only investment channel for the Fund to obtain local interest exposure. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. In addition, the Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions, including currency swaps, involve substantial currency risk, and also involve credit and liquidity risk.

      Currency Futures. The Fund may also seek to increase returns or hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "-- Financial Futures and Options Thereon" above. Currency futures involve substantial currency risk, and also involve leverage risk.

      Currency Options. The Fund may also seek to increase returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "-- Options" above. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

      Currency Instruments. The Fund may use Currency Instruments to seek to increase returns or hedge against the decline in the value of a currency against the U.S. dollar. Accordingly, the Fund may hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Fund also may hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a "cross-hedge"). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

      Risk Factors in Hedging Foreign Currency Risks and Seeking to Increase Returns. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While the Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

      In connection with its trading in forward foreign currency contracts, the Fund will contract with a foreign or domestic bank, or foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

      Currency Instruments are volatile and involve significant risks typical of derivative instruments, including credit risk, currency risk, leverage risk and liquidity risk. Currency Instruments used to increase returns will expose the Fund to the risks described above to a greater extent than if the Currency Instruments are used solely for hedging purposes.

      It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Other Investment Strategies

      Repurchase Agreements and Purchase and Sale Contracts. The Fund may invest in securities pursuant to repurchase agreements and purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. government securities. Under such agreements, the bank or primary dealer agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligations; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Fund does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Fund. In the event of a default under such a repurchase agreement or a purchase and sale contract, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

      Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage described under "Risks and Special Considerations of Leverage -- Effects of Leverage" herein since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Fund enters into a reverse repurchase agreement, it may segregate liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund segregates such liquid instruments, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not segregate such liquid instruments, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund's limitation on borrowings. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

      Lending of Portfolio Securities. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. The Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") or its affiliates and to retain an affiliate of the Fund as lending agent. See "Portfolio Transactions."

      Illiquid Securities. The Fund may invest in securities that lack a secondary trading market or are otherwise considered illiquid. Liquidity of a security relates to the ability to easily dispose of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. The Fund has no limitation on the amount of its investments that are not readily marketable or are subject to restrictions on resale. Illiquid securities may be subject to wide fluctuations in market value. The Fund may be subject to significant delays in disposing of certain securities. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Investment Adviser believes that it is desirable to do so. Illiquid securities also may entail registration expenses and other transaction costs that are higher than those for liquid securities. Such investments may affect the Fund's ability to realize the net asset value in the event of a voluntary or involuntary liquidation of its assets. See "Net Asset Value" for information with respect to the valuation of illiquid securities.

      When-Issued and Forward Commitment Securities. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or other liquid instruments with a value not less than the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked-to-market value at all times will exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered, and the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days for mortgage-related securities, are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

      Standby Commitment Agreements. The Fund from time to time may enter into standby commitment agreements. Such agreements commit the Fund, for a stated period of time, to purchase a stated amount of a fixed income security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund may be paid a commitment fee, regardless of whether or not the security ultimately is issued. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Fund. The Fund at all times will segregate cash or other liquid instruments with a value equal to the purchase price of the securities underlying the commitment.

      No assurance can be given that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security reasonably can be expected to be issued and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

                               ---------------

      The Fund may in the future employ new or additional investment strategies and instruments if those strategies and instruments are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

                 RISKS AND SPECIAL CONSIDERATIONS OF LEVERAGE

Effects of Leverage

      At times, the Fund expects to utilize leverage through borrowings, the issuance of short term debt securities or the issuance of shares of preferred stock. The Fund has the ability to utilize leverage through borrowing or the issuance of short term debt securities in an amount up to 33 1/3% of the value of its total assets (including the amount obtained from such borrowings or debt issuance). The Fund also has the ability to utilize leverage through the issuance of shares of preferred stock in an amount up to 50% of the value of its total assets (including the amount obtained from such preferred stock issuance). The Fund currently intends to borrow money in an initial amount of approximately ____% of the Fund's total capital (including amounts obtained from the leverage), or approximately ____% of the Fund's common stock equity. Following the investment of the net proceeds of this common stock offering, the Fund may, depending on market and economic conditions and the relative costs and benefits associated with borrowings and other types of leverage, choose to leverage its portfolio through the issuance of preferred stock rather than through borrowings or the Fund may choose to leverage through a combination of borrowings and preferred stock. No assurance can be given that the Fund will leverage its portfolio or that any leveraging strategy will be successful during any period in which it is used.

      The Fund's use of borrowings as described above will result in the leveraging of its common stock. The proceeds from the borrowings will be invested in accordance with the investment objective of the Fund. The expenses of the borrowings, which will be borne by the Fund, will reduce the net asset value of the common stock.

      As discussed under "Investment Advisory and Management Arrangements," during periods when the Fund has outstanding borrowings for leverage or preferred stock outstanding, the fees paid to the Investment Adviser for investment advisory and management services will be higher than if the Fund did not borrow or issue preferred stock because the fees paid will be calculated on the basis of an aggregate of: (i) the Fund's average daily net assets (including proceeds from the sale of preferred stock), and (ii) the proceeds of any outstanding borrowings used for leverage. Consequently, the Fund and the Investment Adviser may have differing interests in determining whether to leverage the Fund's assets. The Board of Directors will monitor this potential conflict. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions that otherwise might require untimely dispositions of Fund securities. The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

      The use of leverage creates certain risks for common stockholders, including the greater likelihood of higher volatility of the Fund's dividend yield, total return, net asset value and the market price of the common stock. Changes in the value of the Fund's total assets will have a disproportionate effect on the net asset value per share of common stock when leverage is used. For example, if the Fund were to use leverage equal to 50% of the Fund's common stock equity, it would show an approximately 1.5% increase or decline in net asset value for each 1% increase or decline in the value of its total assets. An additional risk of leverage is that the cost of the leverage plus applicable Fund expenses may exceed the return on the securities acquired with the proceeds of the leverage, thereby diminishing rather than enhancing the return to the Fund's common stockholders. During times of rising interest rates, the market value of the Fund's portfolio investments, and in particular its fixed income holdings, may decline, while at the same time the Fund's cost of leverage may increase. These risks would generally make the Fund's return to common stockholders more volatile if it were to use leverage. So long as the Fund uses leverage, it may be required to sell investments in order to make dividend or interest payments on preferred stock or borrowings used for leverage when it may be disadvantageous to do so. Finally, if the asset coverage for the Fund's borrowings or preferred stock declines to less than 300% or 200% of the Fund's total assets, respectively, or below asset coverage requirements established by a rating agency that rated any preferred stock or debt security issued by the Fund (as a result of market fluctuations or otherwise), the Fund may be required to sell a portion of its investments to repay the borrowings or redeem some or all of the preferred stock when it may be disadvantageous to do so.

      In an extreme case, a decline in net asset value could affect the Fund's ability to pay dividends on the Fund's common stock. Failure to make such dividend payments could adversely affect the Fund's qualification as a regulated investment company under the federal tax laws. See "Taxes." However, the Fund intends to take all measures necessary to make common stock dividend payments. If the Fund's current investment income is ever insufficient to meet dividend payments on either the common stock or any outstanding preferred stock, the Fund may have to liquidate certain of its investments.

      Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on the common stock in certain instances. The Fund also may be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund also may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for the short term debt instruments or preferred stock that may be issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

      Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after such incurrence the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund's total assets). Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Under the 1940 Act, the Fund is not permitted to issue shares of preferred stock unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred stock (i.e., such liquidation value may not exceed 50% of the value of the Fund's total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common stock unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of such liquidation value. In the event shares of preferred stock are issued, it is currently expected that the Fund generally will have the authority to redeem the preferred stock for any reason and may be required to redeem all or part of the preferred stock under the following circumstances: (i) if the asset coverage for the preferred stock declines below 200%, or (ii) in order to satisfy the asset coverage requirements established by any rating agency that has rated the preferred stock.

      Additionally, the Fund's use of leverage through borrowings may limit the amount of dividends it can designate as qualifying for the Dividends Received Deduction in the hands of corporate stockholders. See "Taxes."

      The Fund's willingness to borrow money and issue debt securities or preferred stock for investment purposes, and the amount it will borrow or issue, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on the Investment Adviser's ability to predict correctly interest rates and market movements, and no assurance can be given that a leveraging strategy will be successful during any period in which it is employed.

      Assuming the use of leverage through borrowings in an initial amount of approximately ____% of the Fund's total capital or ____% of the Fund's common stock equity, and a current estimated annual interest rate of _____% payable on such leverage based on market interest rates as of the date of this prospectus, the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such interest payments would be _____%. The cost of leverage may vary depending upon, among other factors, changes in interest rates.

      The following table is designed to illustrate the effect on the return to a holder of common stock of the leverage obtained by borrowings representing approximately _____% of the Fund's total capital or approximately _____% of the Fund's common stock equity, assuming hypothetical annual returns on the Fund's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to stockholders when portfolio return is positive and decreases the return when portfolio return is negative. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (net of expenses)....  (10)%   (5)%    0%    5%    10%

Corresponding Common Stock Return.............  (  )%   ( )%    %      %      %

      Until the Fund borrows or issues shares of preferred stock, the Fund's common stock will not be leveraged and the special considerations related to leverage described in the prospectus will not apply. Such leveraging of the common stock cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund's investment objective and policies.

Portfolio Management and Other Considerations

      If changes in market and economic conditions occur to the point where the Fund's leverage could adversely affect common stockholders as noted above (or in anticipation of such changes), the Fund may attempt to reduce the degree to which it is leveraged by paying off borrowings or redeeming or otherwise purchasing shares of the Fund's preferred stock, if any. Purchases and redemptions of any outstanding preferred stock, whether on the open market or in negotiated transactions, are subject to limitations under the 1940 Act. In determining whether or not it is in the best interest of the Fund and its stockholders to redeem or repurchase outstanding preferred stock, the Board of Directors will take into account a variety of factors, including the following:

      o  market and economic conditions,

      o  the ratio of preferred stock to common stock, and

      o the expenses and timing associated with such redemption or repurchase.

      If market and economic conditions subsequently change, the Fund may borrow money again, or sell previously unissued shares of preferred stock or shares of preferred stock that the Fund had issued but later repurchased or redeemed. The Fund will incur additional expenses in connection with a subsequent registration and sale of any preferred stock.

      In the event the Fund issues preferred stock, the Fund intends to apply for ratings of the preferred stock from one or more rating services. In order to obtain these ratings, the Fund may be required to maintain portfolio holdings that meet the specified guidelines of such organizations. These guidelines may impose asset coverage and portfolio composition requirements that are more stringent than those imposed by the 1940 Act and may prohibit or limit the use by the Fund of certain portfolio management techniques or investments. The Fund does not anticipate that these guidelines will impede the Investment Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies. Ratings on any preferred stock to be issued by the Fund in the future should not be confused with ratings on the portfolio securities held by the Fund.

      Under the 1940 Act, the Fund is not permitted to issue shares of preferred stock unless immediately after such issuance the net asset value of the Fund's portfolio is at least 200% of the liquidation value of the outstanding preferred stock (expected to equal the original purchase price of the outstanding shares of preferred stock plus any accumulated but unpaid dividends thereon). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common stock unless, at the time of such declaration, the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of the liquidation value of the outstanding preferred stock.

                            INVESTMENT RESTRICTIONS

      The following are fundamental investment restrictions of the Fund and, prior to the issuance of any preferred stock, may not be changed without the approval of the holders of a majority of the Fund's outstanding shares of common stock (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares of common stock represented at a meeting at which more than 50% of the outstanding shares of common stock are represented or
(ii) more than 50% of the outstanding shares). Subsequent to the issuance of a class of preferred stock, the following investment restrictions may not be changed without the approval of a majority of the outstanding shares of common stock and of preferred stock, voting together as a class, and the approval of a majority of the outstanding shares of preferred stock, voting separately as a class. The Fund may not:

      1. Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

      2. Make investments for the purpose of exercising control or management.

      3. Purchase or sell real estate, commodities or commodity contracts, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by entities that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

      4. Issue senior securities or borrow money except as permitted by
   Section 18 of the 1940 Act or otherwise as permitted by applicable law.

      5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

      6. Make loans to other persons, except (i) the Fund shall not be deemed to be making a loan to the extent that the Fund purchases bonds, debentures or other corporate debt securities, preferred securities, commercial paper, pass through instruments, bank loan participation interests, corporate loans, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments and (ii) the Fund may lend its portfolio securities in an amount not in excess of 33 1/3% of its total assets, taken at market value, provided that such loans shall be made in accordance with the guidelines set forth in this prospectus.

      7. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities.

      Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors without stockholder approval, provide that the Fund may not:

      a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law.

      b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction
   (4) above or except as may be necessary in connection with transactions described under "Other Investment Policies" above.

      c. Purchase any securities on margin, except that the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

      If a percentage restriction on investment policies or the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.

      The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the Commission.

      The Investment Adviser of the Fund and Merrill Lynch are owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."). Because of the affiliation of Merrill Lynch with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the 1940 Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. See "Portfolio Transactions."

                            DIRECTORS AND OFFICERS

      The Directors of the Fund consist of ______ individuals, _______ of whom are not "interested persons" of the Fund as defined in the 1940 Act (the "non-interested Directors"). The Directors are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act.

      Each non-interested Director is a member of the Fund's Audit Committee (the "Committee"). The principal responsibilities of the Committee are the appointment, compensation and oversight of the Fund's independent accountants, including the resolution of disagreements regarding financial reporting between Fund management and such independent accountants. The Committee's responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Fund; (ii) discuss with the independent accountants certain matters relating to the Fund's financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent accountants and recommend that the Board of Directors take appropriate action in response thereto to satisfy itself of the independent accountants' independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Fund's accounting and financial reporting policies and practices and internal controls and Fund management's responses thereto. The Board of Directors of the Fund has adopted a written charter for the Committee. The Committee has retained independent legal counsel to assist it in connection with these duties. [Since the Fund was incorporated, the Committee has held one meeting.]

      Each non-interested Director is also a member of the Board's Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Directors of the Fund and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Fund's non-interested Directors, the Nominating Committee may consider nominations for the office of the Director made by Fund stockholders in the same manner as it deems appropriate. Fund stockholders who wish to recommend a nominee should send nominations to the Secretary of the Fund that include biographical information and set forth the qualifications of the proposed nominee. Since the Fund was incorporated, the Nominating Committee has not held any meetings.

Biographical Information

      Certain biographical and other information relating to the non-interested Directors of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Investment Adviser and its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM") ("FAM/MLIM-advised funds") and other public directorships.

                                                                                              Number of
                                                  Term of                                     FAM/MLIM-
                                Position(s)     Office** and                                Advised Funds
      Name, Address* and         Held with       Length of      Principal Occupation(s)     and Portfolios        Public
       Age of Director           the Fund       Time Served     During Past Five Years         Overseen       Directorships
    -----------------------   --------------  ---------------  --------------------------  --------------  -----------------


                                              [To Be Completed By Amendment]

   --------------------

     * The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.
    ** Each Director serves until his or her successor is elected and qualified or until his or her death, resignation, or removal as provided in the Fund's By-laws, Charter or by statute or until December 31 of the year in which he or she turns 72.


      Certain biographical and other information relating to the Director who is an "interested person" of the Fund as defined in the 1940 Act (the "interested Director") and to the other officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in FAM/MLIM-advised funds and public directorships held.

                                                                                             Number of
                                                                                             FAM/MLIM-
                                                   Term of                                    Advised
                                Position(s)     Office** and                                 Funds and
          Name, Address+        Held with        Length of       Principal Occupation(s)     Portfolios        Public
             and Age            the Fund        Time Served      During Past Five Years       Overseen       Directorships
    -----------------------   --------------  ---------------  --------------------------  --------------  -----------------
      Terry K. Glenn* (63)    President**     President        President of the               registered   None
                              and             and Director     FAM/MLIM-advised funds;     investment
                              Director***     since 2004       Chairman (Americas          companies
                                                               Region) of MLIM from        consisting
                                                               2000 to 2002; Executive     of
                                                               Vice President of the       portfolios
                                                               FAM and MLIM (which
                                                               terms as used herein
                                                               include their corporate
                                                               predecessors) from 1983
                                                               to 2002; President of
                                                               FAM Distributors, Inc.
                                                               ("FAMD") from 1986 to
                                                               2002 and Director
                                                               thereof from 1991 to
                                                               2002; Executive Vice
                                                               President and Director
                                                               of Princeton Services,
                                                               Inc. ("Princeton
                                                               Services") from 1993 to
                                                               2002; President of
                                                               Princeton
                                                               Administrators, L.P.
                                                               from 1988 to 2002; and
                                                               Director of Financial
                                                               Data Services, Inc. from
                                                               1985 to 2002.


      Donald C. Burke (43)    Vice            Vice             First Vice President of                     None
                              President       President        FAM and MLIM since 1997         registered
                              and Treasurer   and              and Treasurer thereof       investment
                                              Treasurer        since 1999; Senior Vice     companies
                                              since 2004       President and Treasurer     consisting
                                                               of Princeton Services       of
                                                               since 1999; Vice            portfolios
                                                               President of FAMD since
                                                               1999; and Director of
                                                               Taxation of MLIM since
                                                               1990.



                                                                 49


      [o] ([o])               Vice            Vice             [o]                             registered  None
                              President       President                                    investment
                              and             and                                          companies
                              Co-Portfolio    Co-Portfolio                                 consisting
                              Manager         Manager                                      of
                                              since 2004                                   portfolios


      [o] ([o])               Vice            Vice             [o]                             registered  None
                              President       President                                    investment
                              and             and                                          companies
                              Co-Portfolio    Co-Portfolio                                 consisting
                              Manager         Manager                                      of
                                              since 2004                                   portfolios



                                                                                               (footnotes on next page)
                                                                 50

                                                                                             Number of
                                                                                             FAM/MLIM-
                                                   Term of                                    Advised
                                Position(s)     Office** and                                 Funds and
          Name, Address+        Held with        Length of       Principal Occupation(s)     Portfolios        Public
             and Age            the Fund        Time Served      During Past Five Years       Overseen       Directorships
    -----------------------   --------------  ---------------  --------------------------  --------------  -----------------
      Phillip S. Gillespie    Secretary       Secretary        First Vice President            registered  None
      (40)                                    since 2004       of MLIM since 2001;         investment
                                                               Director of MLIM            companies
                                                               from 2000 to 2001;          consisting
                                                               Vice President of MLIM      of
                                                               from 1999 to 2000; and      portfolios
                                                               Attorney associated
                                                               with MLIM since 1998.

      [To Be Completed by Amendment]

      --------------------
       + The address of Mr. Glenn and each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.
       * Mr. Glenn is an "interested person," as defined in the 1940 Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P.
      ** Elected by and serves at the pleasure of the Board of Directors of the Fund.
      *** As a Director, Mr. Glenn serves until his successor is elected and qualified or until his death or resignation, or removal as provided in the Fund's By-laws or Charter or by statute, or until December 31 of the year in which he turns 72.


      In the event that the Fund issues preferred stock, holders of shares of preferred stock, voting as a separate class, will be entitled to elect two of the Fund's Directors, and the remaining Directors will be elected by all holders of capital stock, voting as a single class. See "Description of Capital Stock."

Share Ownership

      Information relating to each Director's share ownership in the Fund and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Director ("Supervised Merrill Lynch Funds") as of December 31, 2003 is set forth in the chart below.


                                                         Aggregate Dollar Range
                                      Aggregate            of Securities in
                                   Dollar Range of            Supervised
Name                             Equity in the Fund      Merrill Lynch Funds
-----                           --------------------    -----------------------

Interested Director:

Non-Interested Directors:
                                         [To Be Provided By Amendment]



--------------------
*   Chairman of the Audit Committee.

      As of the date of this prospectus, the Investment Adviser owned all of the outstanding shares of common stock of the Fund; none of the Directors and officers of the Fund owned any outstanding shares of the Fund. As of the date of this prospectus, none of the non-interested Directors of the Fund or their immediate family members owned beneficially or of record any securities in ML & Co.

Compensation of Directors

      Pursuant to its investment advisory agreement with the Fund (the "Investment Advisory Agreement"), the Investment Adviser pays all compensation of officers and employees of the Fund as well as the fees of all Directors of the Fund who are affiliated persons of ML & Co. or its subsidiaries.

      Each non-interested Director receives an aggregate annual retainer of $______ for his or her services to the FAM/MLIM-advised funds, including the Fund. The portion of the annual retainer allocated to each FAM/MLIM-advised fund is determined quarterly based, in general, on the relative net assets of each such fund. In addition, each non-interested Director receives a fee per in-person Board meeting attended and per in-person Committee meeting attended. The aggregate annual per meeting fees paid to each non-interested Director totals $______ for all the FAM/MLIM-advised funds for which that Director serves and are allocated equally among those funds. The Chairman of the Audit Committee receives an additional annual retainer in the amount of $_______, which is paid quarterly and allocated to each FAM/MLIM-advised fund for which such Chairman provides services based on the relative net assets of the fund.

      The following table sets forth the estimated compensation to be paid by the Fund to the non-interested Directors projected through the end of the Fund's first full fiscal year and the aggregate compensation paid to them from all registered FAM/MLIM-advised funds for the calendar year ended December 31, 2003.


                                                 Pension           Aggregate
                             Estimated      Retirement other     Compensation
                             Aggregate      Benefits Accrued     from Fund and
                           Compensation        as Part of          FAM/MLIM-
Name                         from Fund        Fund Expense       Advised Funds*
-----                     --------------  -------------------  -----------------

                         [To Be Provided By Amendment]

-----------------
* For the number of FAM/MLIM-advised funds from which each Director receives compensation, see the table above under "-- Biographical Information."
+  Chairman of the Audit Committee.

               INVESTMENT ADVISORY AND MANAGEMENT ARRANGEMENTS

      The Investment Adviser, which is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch, provides the Fund with investment advisory and administrative services. The Investment Adviser acts as the investment adviser to more than 100 registered investment companies and offers investment advisory services to individuals and institutional accounts. As of January 31, 2004, the Investment Adviser and its
affiliates, including MLIM, had a total of approximately $       billion in
investment company and other portfolio assets under management. This amount includes assets managed by certain affiliates of the Investment Adviser. The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services, Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

      The Investment Advisory Agreement provides that, subject to the supervision of the Fund's Board of Directors, the Investment Adviser is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser will also be responsible for the performance of certain management services for the Fund.

      The Fund will be managed by a team of investment professionals from the Investment Adviser. The Fund's portfolio managers will consider analyses from various sources, make the necessary investment decisions, and place orders for transactions accordingly.

      Brian Fullerton is responsible for the overall asset allocation of the Fund's portfolio. Mr. Fullerton is responsible for determining on an ongoing basis what percentages of the Fund's portfolio will be invested in common stocks, preferred securities, and debt securities, including emerging markets debt securities. Mr. Fullerton is Chief Investment Officer for MLIM Americas region and Head of MLIM Global Risk Management and Performance Measurement.

      James A. Macmillan and Robert M. Shearer are the co-portfolio managers responsible for the common stock portion of the Fund's portfolio. John Burger, Romualdo Roldan and Patrick Maldari are the co-portfolio managers responsible for the fixed income portion of the Fund's portfolio, with Mr. Burger focusing on preferred securities, Mr. Roldan focusing on emerging market debt securities and Mr. Maldari focusing on other fixed income securities. The Fund's portfolio managers described above may change from time to time and additional portfolio managers may be added following a change in the asset allocation of the Fund's portfolio to include alternative debt and equity securities.

      The portfolio managers will be supported by a team of analysts, who will independently evaluate, rate, and monitor the portfolio securities held by the Fund.

      For its services, the Fund pays the Investment Adviser a monthly fee at the annual rate of _______% of an aggregate of: (i) the Fund's average daily net assets and (ii) the proceeds of any outstanding borrowings used for leverage ("average daily net assets" means the average daily value of the total assets of the Fund, including the amount obtained from leverage and any proceeds from the issuance of preferred stock, minus the sum of (i) accrued liabilities of the Fund, (ii) any accrued and unpaid interest on outstanding borrowings and (iii) accumulated dividends on shares of preferred stock). For purposes of this calculation, average daily net assets is determined at the end of each month on the basis of the average net assets of the Fund for each day during the month. The liquidation preference of any outstanding preferred stock (other than accumulated dividends) is not considered a liability in determining the Fund's average daily net assets.

      The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of the Investment Adviser or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of preparing, printing and mailing proxies, listing fees, stock certificates and stockholder reports, charges of the custodian and the transfer agent, dividend disbursing agent and registrar, Commission fees, fees and expenses of non-interested Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. Certain accounting services are provided to the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the costs of these services. In addition, the Fund will reimburse the Investment Adviser for certain additional accounting services.

      Unless earlier terminated as described below, the Investment Advisory Agreement will remain in effect for a period of two years from the date of execution and will remain in effect from year to year thereafter if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the 1940
Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the stockholders of the Fund.


        [Discussion of Board Approval of Investment Advisory Agreement
                         To Be Provided By Amendment]

Code of Ethics

      The Fund's Board of Directors approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Fund and the Investment Adviser. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

Proxy Voting Policies and Procedures

      The Fund's Board of Directors has delegated to the Investment Adviser authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of the Fund and its stockholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Fund, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

      In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Proxy Committee"). The Proxy Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Proxy Committee will also include two non-voting representatives from the Investment Adviser's legal department appointed by the Investment Adviser's General Counsel. The Proxy Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Proxy Committee or participate in its decision making (except to the extent such person is asked by the Proxy Committee to present information to the Proxy Committee, on the same basis as other interested, knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Proxy Committee determines how to vote the proxies of all clients, including the Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Proxy Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Proxy Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Proxy Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

      The Proxy Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Proxy Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis -- such as approval of mergers and other significant corporate transactions -- akin to investment decisions, and are, therefore, not suitable for general guidelines. The Proxy Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for the Fund (similar to normal buy/sell investment decisions made by such portfolio manager). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Proxy Committee, in conjunction with the Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

      To assist the Investment Adviser in voting proxies, the Proxy Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the 1940 Act.

      The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Proxy Committee determines that the costs associated with voting generally outweigh the benefits. The Proxy Committee may at any time override these general policies if it determines that such action is in the best interests of the Fund.

      From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Proxy Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Proxy Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Proxy Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Proxy Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

      In the event that the Proxy Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Proxy Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Proxy Committee), consisting solely of Proxy Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio manager, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Proxy Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties.

      In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Proxy Committee determines that it is in the Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Proxy Committee member and may be amended or deleted upon the vote of a majority of Proxy Committee members present at a Proxy Committee meeting at which there is a quorum.

      The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

      o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Proxy Committee believes that a company's Board of Directors (rather than stockholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Proxy Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of stockholders and oversee management of the corporation in a manner that will seek to maximize stockholder value over time. In individual cases, the Proxy Committee may look at a nominee's history of representing stockholder interests as a director of other companies or other factors, to the extent the Proxy Committee deems relevant.

      o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Proxy Committee believes that corporate auditors have a responsibility to represent the interests of stockholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Proxy Committee will generally defer to a corporation's choice of auditor, in individual cases, the Proxy Committee may look at an auditor's history of representing stockholder interests as auditor of other companies, to the extent the Proxy Committee deems relevant.

      o Proposals related to management compensation and employee benefits. As a general matter, the Proxy Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than stockholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

      o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Proxy Committee will support requests that enhance the rights of common stockholders and oppose requests that appear to be unreasonably dilutive.

      o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Proxy Committee opposes poison pill provisions.

      o Routine proposals related to requests regarding the formalities of corporate meetings.

      o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Proxy Committee believes that a fund's Board of Directors (rather than its stockholders) is best-positioned to set fund policy and oversee management. However, the Proxy Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the 1940 Act envisions will be approved directly by stockholders.

      o Proposals related to limiting corporate conduct in some manner that relates to the stockholder's environmental or social concerns. The Proxy Committee generally believes that annual stockholder meetings are inappropriate forums for discussion of larger social issues, and opposes stockholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a stockholder evaluate an investment in the corporation as an economic matter. While the Proxy Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of stockholders, the Proxy Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

                            PORTFOLIO TRANSACTIONS

      Subject to policies established by the Board of Directors, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Fund deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Fund to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads and brokerage commissions. While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available.

      Subject to obtaining the best net results, dealers who provide supplemental investment research (such as quantitative and modeling information assessments and statistical data and provide other similar services) to the Investment Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement and the expense of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such dealers might be used by the Investment Adviser in servicing all of its accounts and such research might not be used by the Investment Adviser in connection with the Fund.

      Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Fund, including Merrill Lynch and any of its affiliates, will not serve as the Fund's dealer in such transactions. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Fund that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

      Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the 1940 Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Directors have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Directors will reconsider this matter from time to time.

      Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Fund and annual statements as to aggregate compensation will be provided to the Fund.

      The Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Fund also has retained an affiliated entity of the Investment Adviser as the securities lending agent (the "lending agent") for a fee, including a fee based on a share of the returns on investment of cash collateral. In connection with securities lending activities, the lending agent may, on behalf of the Fund, invest cash collateral received by the Fund for such loans in, among other things, a private investment company managed by the lending agent or in registered money market funds advised by the Investment Adviser or its affiliates. Pursuant to the same order, the Fund may invest its uninvested cash in registered money market funds advised by the Investment Adviser or its affiliates, or in a private investment company managed by the lending agent. If the Fund acquires shares in either the private investment company or an affiliated money market fund, stockholders would bear both their proportionate share of the Fund's expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or, in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Investment Adviser's waiver of a portion of its advisory fee.

      Securities may be held by, or be appropriate investments for, the Fund as well as other funds or investment advisory clients of the Investment Adviser or its affiliates. Because of different investment objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Investment Adviser or an affiliate act as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Portfolio Turnover

      Generally, the Fund does not purchase securities for short term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, including to make distributions to the Fund's common stockholders under the Managed Distribution Policy, appear advisable to the Investment Adviser. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund and also has certain tax consequences for stockholders.

                          DIVIDENDS AND DISTRIBUTIONS

      In order to allow the Fund's common stockholders to realize a predictable, but not guaranteed, level of cash flow and some periodic liquidity on their investment without having to sell their shares, the Fund has adopted a policy of paying regular distributions on its shares of common stock. The Fund's Board of Directors has initially determined to pay quarterly distributions on each share of common stock at an annualized rate of ___% of the initial public offering price per share ($_____ per share, per quarter). It is expected that dividends will be paid on a quarterly basis commencing in _______. The Fund's Board of Directors has determined to pay additional distributions on an annual basis equal to any income earned by the Fund in excess of the quarterly distributions as may be necessary to distribute substantially all of the Fund's net investment company taxable income for that year. The Fund is not required to maintain the Managed Distribution Policy and such policy may be modified or terminated by the Fund's Board of Directors at any time without notice.

      Under Section 19(b) of the 1940 Act and Rule 19b-1 thereunder, the Fund generally is not permitted to distribute net realized long term capital gains more than once per year without exemptive relief from the Commission. As a result, the Fund intends to become a party to an exemptive order application already on file with the Commission that would, among other things, permit the Fund to make periodic distributions of realized long term capital gains to its stockholders. Until such time, if any, as the exemptive relief is granted by the Commission, the Fund intends to make distributions under the Managed Distribution Policy from its net investment income on a quarterly basis and from its net realized long term capital gains, if any, on an annual basis. No assurance can be given that the Commission will grant this exemptive relief to the Fund and the Investment Adviser. If such exemptive relief is granted by the Commission, the Fund intends to make distributions under the Managed Distribution Policy from its net investment income and its realized long term capital gains, if any, on a quarterly basis. Therefore, after receipt of the above-referenced exemptive relief, a larger pool of capital gains should be available for distribution on a quarterly basis.

      If the total distributions paid by the Fund to its stockholders for any calendar year exceed the Fund's net investment company taxable income and net realized capital gain for that year, the excess will generally be treated as a tax-free return of capital up to the amount of a stockholder's tax basis in his or her stock. Any distributions that (based upon the Fund's full year performance) constitute tax-free return of capital will reduce a stockholder's tax basis in his or her stock, thereby increasing such stockholder's potential gain or reducing such stockholder's potential loss on the sale of such stock. In effect, a return of capital is the return of a stockholder's investment in the Fund and will result in a corresponding decline in the Fund's net asset value. Return of capital distributions also may have the effect of increasing the Fund's operating expense ratio. Any amounts distributed to a stockholder in excess of such stockholder's tax basis in his or her stock will generally be taxable to the stockholder as capital gain.

      The Fund currently expects that the amount of distributions made under the Managed Distribution Policy generally will be independent of, and not contingent upon, the Fund's performance in any of the first three quarters of the Fund's fiscal year. Distribution rates under the Managed Distribution Policy may be increased in the Fund's fourth fiscal quarter in light of the Fund's performance for the fiscal year and to enable the Fund to comply with the distribution requirements applicable to regulated investment companies under the Code for that year. It also is currently expected that the Fund's investment portfolio initially will not produce sufficient dividend and interest income to fully fund distributions under the Managed Distribution Policy due to the expected initial composition of the Fund's investment portfolio. Consequently, if the Fund does not realize sufficient short term capital gains and long term capital gains to make up any shortfall, distributions to the Fund's common stockholders will include returns of capital. Prior to receipt of the above-referenced exemptive order, long term capital gains will be available to make up any shortfall in funding distributions only on an annual basis, thereby increasing the likelihood that distributions will include returns of capital to stockholders. In order to make distributions under the Managed Distribution Policy, the Fund may have to sell portfolio securities at a time when independent investment considerations may dictate against such action. See "Risk Factors and Special Considerations -- Distribution Risk."

      If the total distributions paid to the Fund's stockholders for any taxable year exceed the Fund's net investment income and net realized capital gains for that year but do not exceed its previously undistributed earnings and profits from prior years, such excess generally will be treated as a taxable dividend to the extent of the Fund's current and accumulated earnings and profits. Finally, if the net investment income and net capital gains earned or realized by the Fund for any taxable year exceed the amounts distributed by the Fund to its stockholders for that year, the Fund intends to pay such excess to its stockholders, but may, in its discretion, retain and not distribute net long term capital gains to the extent of such excess.
See "Taxes."

      Pursuant to the requirements of the 1940 Act, in the event the Fund makes distributions from sources other than income, a notice will accompany each quarterly distribution with respect to the estimated source of the distribution made. Such notices will describe the portion, if any, of the quarterly dividend which, in the Fund's good faith judgment, constitutes long term capital gain, short term capital gain, investment company taxable income or a return of capital. The actual character of such dividend distributions for federal income tax purposes, however, will only be determined finally by the Fund at the close of its fiscal year, based on the Fund's full year performance and its actual net investment company taxable income and net capital gains for the year, which may result in a recharacterization of amounts distributed during such fiscal year from the characterization in the quarterly estimates.

      Notwithstanding the foregoing, while any indebtedness is outstanding, the Fund may not declare any cash dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Notwithstanding the foregoing, while any shares of the Fund's preferred stock are outstanding, the Fund may not declare any cash dividend or other distribution on its common stock, or purchase any such capital stock, unless at the time of such declaration, (1) all accumulated preferred stock dividends have been paid and
(2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred stock (expected to be equal to the original purchase price per share plus any accumulated and unpaid dividends thereon).

      See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to common stockholders may be automatically reinvested in shares of common stock. Dividends and distributions are taxable to stockholders whether they are reinvested in shares of the Fund or received in cash.

                                     TAXES

General

      The Fund intends to elect and to qualify for the special tax treatment afforded RICs under the Code. As long as it so qualifies, in any taxable year in which it distributes at least 90% of its income, the Fund (but not its stockholders) will not be subject to federal income tax to the extent that it distributes its net investment income and net realized capital gains. The Fund intends to distribute substantially all of such income. If, in any taxable year, the Fund fails to qualify as a RIC under the Code, the Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits to its stockholders would be taxable as ordinary income.

      The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, no assurance can be given that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

      The Internal Revenue Service (the "IRS") has taken the position in a revenue ruling that if a RIC has two classes of shares, it may designate distributions made to each class in any year as consisting of no more than such class' proportionate share of particular types of income, including net long term capital gains, dividends eligible for the Dividends Received Deduction, discussed below, and dividends eligible for the reduced federal income tax rate applicable to qualified dividend income. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, if both common stock and preferred stock are outstanding, the Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with the classes' proportionate shares of such income. Thus, capital gain dividends and any dividends eligible for the foreign tax credit, the Dividends Received Deduction and/or the reduced federal income tax rate applicable to qualified dividend income will be allocated between the holders of common stock and any preferred stock in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law.

      Dividends paid by the Fund from its ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to stockholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are taxable to stockholders as long term capital gains, regardless of the length of time the stockholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the stockholder with respect to those shares. Earnings and profits are treated as first being used to pay distributions on the Fund's preferred stock, if any, and only the earnings and profits remaining after the distribution preference of the Fund's preferred stock, if any, has been satisfied are treated as being used to pay distributions on the Fund's common stock. Distributions in excess of the Fund's earnings and profits (previously described as returns of capital) will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). The allocation of earnings and profits first to any preferred stockholders may result in the receipt of a disproportionate amount of taxable dividends by such preferred stockholders and returns of capital to common stockholders. Generally not later than 60 days after the close of its taxable year, the Fund will provide its stockholders with a written notice designating the amounts of any capital gain dividends, as well as dividends eligible for the foreign tax credit, Dividends Received Deduction and/or the reduced federal income tax rate applicable to the qualified dividend income described below, if any.

      Dividends are taxable to stockholders even though they are reinvested in additional shares of the Fund. If the Fund pays a dividend in January that was declared in the previous October, November or December to stockholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its stockholders on December 31 of the year in which the dividend was declared.

      A portion of the Fund's ordinary income dividends may be eligible for the Dividends Received Deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Fund will allocate any dividends eligible for the Dividends Received Deduction between the holders of common stock and any preferred stock in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law. The Fund will be able to designate dividends as qualifying for the Dividends Received Deduction in the hands of stockholders taxed as corporations for federal income tax purposes if it meets applicable holding period and taxable income requirements of section 246 of the Code, and is not subject to the "debt-financed portfolio stock" rules of section 246A of the Code with respect to its investment in common stock. A corporate stockholder who meets the same requirements and is otherwise entitled to the Dividends Received Deduction can claim a deduction in an amount equal to 70% of the dividends received on shares of common stock which are designated by the Fund as qualifying for the Dividends Received Deduction. Because the Fund may use leverage through borrowings, however, a significant portion of the Fund's dividends which would otherwise be eligible for the Dividends Received Deduction may be subject to the "debt-financed portfolio stock" rules of section 246A of the Code, and the Fund will not be able to designate such dividends as qualifying for the Dividends Received Deduction.

      Recently enacted legislation reduces the tax rate on qualified dividend income and long term capital gain applicable to individuals. Fund distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, some corporations eligible for treaty benefits under a treaty with the United States, and corporations whose stock is readily tradable on an established securities market in the Unites States) are eligible for taxation at a maximum rate of 15%, also applicable to capital gains in the hands of individual shareholders. Capital gain dividends are also taxed at the reduced rate for non-corporate taxpayers. In order for dividends paid by the Fund to be qualified dividend income eligible for taxation at the reduced rate, the Fund must meet holding period and other requirements with respect to dividend paying stock in its portfolio and the individual stockholder must meet holding period and other requirements with respect to the Fund's shares. The reduced tax rates are scheduled to apply through 2008. To the extent the Fund's distributions are derived from income on debt securities, certain types of preferred securities and short term capital gain, the Fund's distributions generally will not be eligible for this reduced dividend tax rate.

      If the Fund utilizes leverage through borrowings, it may be restricted by loan covenants with respect to the declaration and payment of dividends in certain circumstances. See "Risks and Special Considerations of Leverage." Additionally, if any time when shares of preferred stock are outstanding the Fund does not meet the asset coverage requirements of the 1940 Act, the Fund will be required to suspend distributions to holders of common stock until the asset coverage is restored. See "Dividends and Distributions." Limits on the Fund's payment of dividends may prevent the Fund from distributing at least 90% of its net investment income and may therefore jeopardize the Fund's qualification for taxation as a RIC and/or may subject the Fund to the 4% excise tax described above. Upon any failure to meet the asset coverage requirements of the 1940 Act, the Fund may, in its sole discretion, redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its stockholders of failing to qualify as a RIC. No assurance, however, can be given that any such action would achieve these objectives. The Fund will endeavor to avoid restriction of its dividend payments.

      As noted above, the Fund must distribute annually at least 90% of its net investment income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred stock that the Fund has the authority to issue may raise an issue as to whether distributions on such preferred stock are "preferential" under the Code and therefore not eligible for the dividends paid deduction. In the event the Fund determines to issue preferred stock, the Fund intends to issue preferred stock that counsel advises will not result in the payment of a preferential dividend. If the Fund ultimately relies on a legal opinion in the event it issues such preferred stock, there is no assurance that the IRS would agree that dividends on the preferred stock are not preferential. If the IRS successfully disallowed the dividends paid deduction for dividends on the preferred stock, the Fund could lose the benefit of the special treatment afforded RICs under the Code.

      Upon the sale or exchange of Fund shares held as a capital asset, a stockholder may realize a capital gain or loss, which will be long term or short term depending on the stockholder's holding period for the shares. Generally, gain or loss will be long term if the shares have been held for more than one year. A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

      Under certain Code provisions, some stockholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, stockholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

      Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident stockholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

      Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Stockholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Fund. In addition, a foreign tax credit may be claimed with respect to withholding tax on a dividend only if the stockholder meets certain holding period requirements. The Fund also must meet these holding period requirements, and if the Fund fails to do so, it will not be able to "pass through" to stockholders the ability to claim a credit or a deduction for the related foreign taxes paid by the Fund. If the Fund satisfies the holding period requirements and more than 50% in value of its total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the IRS pursuant to which stockholders of the Fund will be required to include their proportionate shares of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct their proportionate shares in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, moreover, may be claimed by noncorporate stockholders who do not itemize deductions. A stockholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such stockholder. The Fund will report annually to its stockholders the amount per share of such withholding taxes and other information needed to claim the foreign tax credit. For this purpose, the Fund will allocate foreign taxes and foreign source income between common stock and any preferred shares according to a method similar to that described above for the allocation of capital gains and other types of income.

      The Fund may invest in debt instruments rated in the lower rating categories of rating agencies and in unrated securities, including high yield bonds (commonly referred to as "junk" bonds). Some of these junk bonds may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such junk bonds may be treated as dividends for federal income tax purposes; in such case, if the issuer of the junk bonds is a domestic corporation, such amounts may be eligible for the Dividends Received Deduction to the extent of the deemed dividend portion of such interest payments.

      Certain transactions of the Fund are subject to special tax rules of the Code that may, among other things, (a) affect the character of gains and losses realized, (b) disallow, suspend or otherwise limit the allowance of certain losses or deductions and (c) accelerate the recognition of income without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs). Operation of these rules could, therefore, affect the character, amount and timing of distributions to stockholders. Special tax rules also will require the Fund to mark-to-market certain types of positions in its portfolio (i.e. treat them as sold on the last day of the taxable year) and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in it books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

      Further, special tax rules are applicable to the Fund's investment in shares of certain investment companies (or similar entities having significant passive income or assets) organized under foreign law (passive foreign investment companies or "PFICs"). Unless an election is made, the rules impose an additional tax in the nature of interest (the "interest charge") on a portion of the distributions received by the Fund from a PFIC and on gain from the disposition of shares of a PFIC (collectively, "excess distributions"). However, if an election to avoid the interest charge on excess distributions is made, the Fund might be required to recognize income in a particular year in excess of the distributions it received from PFICs.

      Under recently promulgated Treasury Regulations, if a stockholder recognizes a loss with respect to shares of $2 million or more for an individual stockholder, or $10 million or more for a corporate stockholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance stockholders of regulated investment companies are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Stockholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

      Ordinary income and capital gain dividends also may be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs that are derived from interest on U.S. government obligations. State law varies as to whether dividend income attributable to U.S. government obligations is exempt from state income tax.

      Stockholders are urged to consult their own tax advisers regarding specific questions as to federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                     AUTOMATIC DIVIDEND REINVESTMENT PLAN

      Pursuant to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"), unless a stockholder is ineligible or elects otherwise, all dividend and capital gains distributions are automatically reinvested by _______________________, as agent for stockholders in administering the Plan (the "Plan Agent"), in additional shares of common stock of the Fund. Stockholders whose shares of common stock are held in the name of a broker or nominee should contact the broker or nominee to confirm that the broker or nominee will permit them to participate in the Plan. Stockholders who are not permitted to participate through their broker or nominee or who elect not to participate in the Plan will receive all dividends and distributions in cash paid by check mailed directly to the stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by ________________, as dividend paying agent. Such stockholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to ________________________, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

      Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common stock. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of common stock from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares of common stock on the open market ("open-market purchases") on the NYSE or elsewhere. If, on the dividend payment date, the net asset value per share of the common stock is equal to or less than the market price per share of the common stock plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participant. The number of newly issued shares of common stock to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases.

      In the event of a market discount on the dividend payment date, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of common stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

      The Plan Agent maintains all stockholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by stockholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

      In the case of stockholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholders as representing the total amount registered in the record stockholder's name and held for the account of beneficial owners who are to participate in the Plan.

      There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends.

      The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Taxes."

      Stockholders participating in the Plan may receive benefits not available to stockholders not participating in the Plan. If the market price plus commissions of the Fund's shares is higher than the net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

      Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

      All correspondence concerning the Plan should be directed to the Plan Agent at _____________________.

                         MUTUAL FUND INVESTMENT OPTION

      Purchasers of shares of common stock of the Fund in this offering will have an investment option consisting of the right to reinvest the net proceeds from a sale of such shares (the "Original Shares") in Class A initial sales charge shares of certain FAM/MLIM advised open-end mutual funds ("Eligible Class A Shares") at their net asset value, without the imposition of the initial sales charge, if the conditions set forth below are satisfied. First, the sale of Fund shares must be made through Merrill Lynch or another broker-dealer or other financial intermediary ("Selected Dealer") that maintains an arrangement with the open-end fund's distributor for the purchase of Eligible Class A Shares, and the net proceeds therefrom must be immediately reinvested in Eligible Class A Shares. Second, the Fund shares must either have been acquired in the Fund's initial public offering or represent dividends paid on shares of common stock acquired in such offering. Third, the Fund shares must have been continuously maintained in a securities account held at Merrill Lynch or another Selected Dealer. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option. The Eligible Class A Shares may be redeemed at any time at the next determined net asset value, subject in certain cases to a redemption fee.

                                NET ASSET VALUE

      Net asset value per share of common stock is determined Monday through Friday as of the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time), on each business day during which the NYSE is open for trading. For purposes of determining the net asset value of a share of common stock, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of any outstanding shares of preferred stock is divided by the total number of shares of common stock outstanding at such time. Expenses, including the fees payable to the Investment Adviser, are accrued daily.

      The Fund makes available for publication the net asset value of its shares of common stock determined as of the last business day each week. Currently, the net asset values of shares of publicly traded closed-end investment companies are published in Barron's, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

      Generally, portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions in securities traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded in both the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. The value of swaps, including interest rate swaps, caps and floors, will be determined by obtaining dealer quotations. Other investments, including futures contracts and related options, are stated at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. The Fund employs certain pricing services to provide securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

      Generally trading in non-U.S. securities, as well as mortgage-backed securities, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods, that are expected to materially affect the value of such securities, then those securities may be valued at their fair value as determined in good faith by the Board of Directors of the Fund or by the Investment Adviser using a pricing service and/or procedures approved by the Directors.

                         DESCRIPTION OF CAPITAL STOCK

      The Fund is authorized to issue 200,000,000 shares of capital stock, par value $.10 per share, all of which shares initially are classified as common stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares of stock and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Fund may reclassify an amount of unissued common stock as preferred stock and at that time offer shares of preferred stock. See "Risks and Special Considerations of Leverage."

Common Stock

      Shares of common stock, when issued and outstanding, will be fully paid and non-assessable. Stockholders are entitled to share pro rata in the net assets of the Fund available for distribution to stockholders upon liquidation of the Fund. Stockholders are entitled to one vote for each share held.

      In the event that the Fund issues preferred stock and so long as any shares of the Fund's preferred stock are outstanding, holders of common stock will not be entitled to receive any net income of or other distributions from the Fund unless all accumulated dividends on preferred stock have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See "Risks and Special Considerations of Leverage."

      The Fund will send unaudited reports at least semi-annually and audited annual financial statements to all of its stockholders.

      The Investment Adviser provided the initial capital for the Fund by
purchasing      shares of common stock of the Fund for $     . As of the date of
this prospectus, the Investment Adviser owned 100% of the outstanding shares of common stock of the Fund. The Investment Adviser may be deemed to control the Fund until such time as it owns less than 25% of the outstanding shares of the Fund.

Preferred Stock

      In the event the Fund issues preferred stock, it is anticipated that such preferred stock will be issued in one or more series, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the holders of common stock. Under the 1940 Act, the Fund is permitted to have outstanding more than one series of preferred stock so long as no single series has a priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of common stock will have no preemptive right to purchase any shares of preferred stock that might be issued. It is anticipated that the net asset value per share of any preferred stock to be issued by the Fund will equal its original purchase price per share plus accumulated dividends per share.

      Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of shares of any outstanding preferred stock will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus an amount equal to accumulated but unpaid dividends, whether or not earned or declared) before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, it is expected that preferred stockholders will not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with or into any other corporation or corporations or a sale of all or substantially all of the assets of the Fund will not be deemed to be a liquidation, dissolution or winding up of the Fund.

      Voting Rights. Except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of shares of any outstanding preferred stock will have equal voting rights with holders of shares of common stock (one vote per share) and will vote together with holders of common stock as a single class. In connection with the election of the Fund's Directors, holders of shares of any outstanding preferred stock, voting as a separate class, will be entitled to elect two of the Fund's Directors, and the remaining Directors will be elected by all holders of capital stock, voting as a single class. So long as any preferred stock is outstanding, it is expected that the Fund will have not less than five Directors. If at any time dividends on shares of any outstanding preferred stock shall be unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding shares of preferred stock, voting as a separate class, will be entitled to elect a majority of the Fund's Directors until all dividends in default have been paid or declared and set apart for payment. It is expected that the affirmative vote of the holders of a majority of the outstanding shares of any outstanding preferred stock, voting as a separate class, will be required to (i) authorize, create or issue any class or series of stock ranking prior to any series of preferred stock with respect to payment of dividends or the distribution of assets on liquidation or (ii) amend, alter or repeal the provisions of the Charter, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Charter of holders of preferred stock.

      Redemption Provisions. It is anticipated that any outstanding shares of preferred stock will generally be redeemable at the option of the Fund at a price equal to their liquidation preference plus accumulated but unpaid dividends to the date of redemption plus, under certain circumstances, a redemption premium. Shares of preferred stock will also be subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends to the date of redemption upon the occurrence of certain specified events, such as the failure of the Fund to maintain asset coverage requirements for the preferred stock specified by the 1940 Act and rating services that issue ratings on the preferred stock.

Certain Provisions of the Charter and By-laws

      The Fund's Charter includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director may be removed from office with or without cause but only by vote of the holders of at least 66 2/3% of the shares entitled to vote in an election to fill that directorship.

      In addition, the Charter requires the favorable vote of the holders of at least 66 2/3% of the Fund's shares to approve, adopt or authorize the following:

      o a merger or consolidation or statutory share exchange of the Fund with any other corporation;

      o a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities); or

      o  a liquidation or dissolution of the Fund;

unless such action has been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of Directors fixed in accordance with the By-laws, in which case the affirmative vote of a majority of the Fund's shares of capital stock is required. Following any issuance of preferred stock by the Fund, it is anticipated that the approval, adoption or authorization of the foregoing also would require the favorable vote of a majority of the Fund's shares of preferred stock then entitled to be voted, voting as a separate class.

      In addition, conversion of the Fund to an open-end investment company would require an amendment to the Fund's Charter. The amendment would have to be declared advisable by the Board of Directors prior to its submission to stockholders. Such an amendment would require the favorable vote of the holders of at least 66 2/3% of the Fund's outstanding shares of capital stock (including any preferred stock to be issued by the Fund) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by two-thirds of the total number of Directors fixed in accordance with the By-laws), and, assuming preferred stock is issued, the affirmative vote of a majority of outstanding shares of such preferred stock of the Fund, voting as a separate class. Such a vote also would satisfy a separate requirement in the 1940 Act that the change be approved by the stockholders. Stockholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the common stock would no longer be listed on a stock exchange.

      Conversion to an open-end investment company would also require changes in certain of the Fund's investment policies and restrictions, such as those relating to the issuance of preferred stock, the borrowing of money and the purchase of illiquid securities.

      The Charter and By-laws provide that the Board of Directors has the power, to the exclusion of stockholders, to make, alter or repeal any of the By-laws (except for any By-law specified not to be amended or repealed by the Board), subject to the requirements of the 1940 Act. Neither this provision of the Charter, nor any of the foregoing provisions of the Charter requiring the affirmative vote of 66 2/3% of shares of capital stock of the Fund, can be amended or repealed except by the vote of such required number of shares.

      The Board of Directors has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the 1940 Act, are in the best interests of stockholders generally. Reference should be made to the Charter on file with the Commission for the full text of these provisions.

      The Fund's By-laws generally require that advance notice be given to the Fund in the event a stockholder desires to nominate a person for election to the Board of Directors or to transact any other business at an annual meeting of stockholders. With respect to an annual meeting following the first annual meeting of stockholders, notice of any such nomination or business must be delivered to or received at the principal executive offices of the Fund not less than 60 calendar days nor more than 90 calendar days prior to the anniversary date of the prior year's annual meeting (subject to certain exceptions). In the case of the first annual meeting of stockholders, the notice must be given no later than the tenth calendar day following the day upon which public disclosure of the date of the meeting is first made. Any notice by a stockholder must be accompanied by certain information as provided in the By-laws.

                                   CUSTODIAN

      The Fund's securities and cash are held under a custodian agreement with _________________, ___________________________________.

                                 UNDERWRITING

      The Fund intends to offer the shares through the underwriters. ________________________ is acting as representative of the underwriters named below. Subject to the terms and conditions contained in a purchase agreement between the Fund and the Investment Adviser and the underwriters, the Fund has agreed to sell to the underwriters, and each underwriter named below has severally agreed to purchase from the Fund, the number of shares listed opposite their names below.

                                                                     Number of
             Underwriter                                              Shares
             -----------                                            -----------


                                                                    -----------

            Total....................................................
                                                                    ===========


      The underwriters have agreed to purchase all of the shares sold pursuant to the purchase agreement if any of these shares are purchased. If an underwriter defaults, the purchase agreement provides that the purchase commitments of the nondefaulting underwriters may be increased or the purchase agreement may be terminated.

      The Fund and the Investment Adviser have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended, or to contribute to payments the underwriters may be required to make in respect of those liabilities.

      The underwriters are offering the shares, subject to prior sale, when, as and if issued to and accepted by them, subject to approval of legal matters by their counsel, including the validity of the shares, and other conditions contained in the purchase agreement, such as the receipt by the underwriters of officer's certificates and legal opinions. The underwriters reserve the right to withdraw, cancel or modify offers to the public and to reject orders in whole or in part.

Commissions and Discounts

      The underwriters have advised the Fund that they propose initially to offer the shares to the public at the initial public offering price on the cover page of this prospectus and to dealers at that price less a concession
not in excess of $      per share. The underwriters may allow, and the dealers
may reallow, a discount not in excess of $     per share to other dealers.
There is a sales charge or underwriting discount of $      per share, which is
equal to    % of the initial public offering price per share. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for the shares of common stock purchased in the
offering on or before             , 2004.

      The following table shows the public offering price, underwriting discount and proceeds before expenses to the Fund. The information assumes either no exercise or full exercise by the underwriters of their overallotment option.

                                                 Per Share     Without Option    With Option
                                                -----------   ----------------  -------------
Public offering price.......................       $20.00            $               $
Underwriting discount ......................         $               $               $
Proceeds, before expenses, to the Fund......         $               $               $


      The expenses of the offering, excluding underwriting discount, are
estimated at $      and are payable by the Fund. The Fund has agreed to pay the
underwriters $      per share of common stock as a partial reimbursement of
expenses incurred in connection with the offering. The amount paid by the Fund
as this partial reimbursement to the underwriters will not exceed      % of the
total price to the public of the shares of common stock sold in this offering. The Fund has also agreed to pay certain expenses of counsel to the underwriters in an amount up to $_____, which will not exceed ______% of the total price to the public of the common stock sold in this offering. The Investment Adviser has agreed to pay the amount by which the offering costs
(other than the underwriting discount, but including the $      per share
partial reimbursement of expenses to the underwriters) exceed $      per share
of common stock (    % of the offering price). The Investment Adviser has
agreed to pay all of the Fund's organizational expenses.

Overallotment Option

      The Fund has granted the underwriters an option to purchase up to additional shares at the public offering price less the underwriting discount. The underwriters may exercise the option from time to time for 45 days from the date of this prospectus solely to cover any overallotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

Price Stabilization, Short Positions and Penalty Bids

      Until the distribution of the shares is completed, Commission rules may limit the underwriters and selling group members from bidding for and purchasing the Fund's shares. However, the representative may engage in transactions that stabilize the price of the shares, such as bids or purchases to peg, fix or maintain that price.

      If the underwriters create a short position in the shares in connection with the offering, i.e., if they sell more shares than are listed on the cover of this prospectus, the representative may reduce that short position by purchasing shares in the open market. The representative also may elect to reduce any short position by exercising all or part of the overallotment option described above. Purchases of the shares to stabilize its price or to reduce a short position may cause the price of the shares to be higher than it might be in the absence of such purchases.

      The representative also may impose a penalty bid on underwriters and selling group members. This means that if the representative purchases shares in the open market to reduce the underwriters' short position or to stabilize the price of such shares, they may reclaim the amount of the selling concession from the underwriters and the selling group members who sold those shares. The imposition of a penalty bid also may affect the price of the shares in that it discourages resales of those shares.

      Neither the Fund nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the shares. In addition, neither the Fund nor any of the underwriters makes any representation that the representative will engage in such transactions or that such transactions, once commenced, will not be discontinued without notice.

Stock Exchange Listing

      Prior to this offering, there has been no public market for the shares. The Fund plans to apply to list its shares of common stock on the NYSE or another national securities exchange under the symbol "______," subject to official notice of issuance. In order to meet the requirements for listing, the underwriters have undertaken to sell lots of 100 or more shares to a minimum of 2,000 beneficial owners.

Other Relationships

      The Investment Adviser (and not the Fund) has agreed to pay a fee from its own resources to ___________ quarterly at the annual rate of ____% of the aggregate of: (i) the Fund's average daily net assets (including proceeds from the issuance of any preferred stock) and (ii) the proceeds of any outstanding borrowings used for leverage, during the continuance of the Investment Advisory Agreement. In addition to acting as lead underwriter in the initial public offering of the Fund's common stock, ____________ has agreed to provide, upon request, certain after-market services to the Investment Adviser designed to maintain the visibility of the Fund and to provide relevant information, studies or reports regarding the Fund and the closed-end investment company industry on an as-needed basis. The total amount of these additional payments to ____________ will not exceed ____________% of the total price to the public of the shares of common stock sold in this offering.

      The total amount of the additional compensation to _______________ described above, plus the amount paid by the Fund as the $______ per share partial reimbursement to the underwriters and as payment of certain expenses of counsel to the underwriters, will not exceed 4.5% of the total price to the public of the common stock sold in this offering. The sum total of all compensation to underwriters in connection with this public offering of shares of common stock, including sales load and all forms of additional compensation to underwriters, will be limited to 9.0% of the total price to the public of the shares of common stock sold in this offering.

      The Fund anticipates that ___________________ and the other underwriters may from time to time act as brokers in connection with the execution of its portfolio transactions, and after they have ceased to be underwriters, the Fund anticipates that underwriters other than ____________ may from time to time act as dealers in connection with the execution of portfolio transactions. See "Portfolio Transactions." [__________ is an affiliate of the Investment Adviser.]

      The address of __________________________ is ___________________________.

           TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

      The transfer agent, dividend disbursing agent and registrar for the Fund's shares is __________________, ___________________________________.

                         ACCOUNTING SERVICES PROVIDER

      State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for the Fund.

                                LEGAL OPINIONS

      Certain legal matters in connection with the shares of common stock offered hereby are passed on for the Fund by Sidley Austin Brown & Wood LLP, New York, New York. Certain legal matters will be passed on for the underwriters by __________________, New York, New York. _________________, New
York, New York may rely on the opinion of Sidley Austin Brown & Wood LLP as to certain matters of Maryland law.

                       INDEPENDENT AUDITORS AND EXPERTS

      The statement of assets and liabilities of the Fund as of _______ __, 2004 included in this prospectus has been audited by ________________________, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given as experts in accounting and auditing.

                            ADDITIONAL INFORMATION

      The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith is required to file reports and other information with the Commission. Any such reports and other information, including the Fund's Code of Ethics, can be inspected and copied at the public reference facilities of the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the Commission: Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The Commission maintains a Web site at http://www.sec.gov containing reports and information statements and other information regarding registrants, including the Fund, that file electronically with the Commission. Reports, proxy statements and other information concerning the Fund may also be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10006.

      Additional information regarding the Fund is contained in the Registration Statement on Form N-2, including amendments, exhibits and schedules thereto, relating to such shares filed by the Fund with the Commission in Washington, D.C. This prospectus does not contain all of the information set forth in the Registration Statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in this prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                         INDEPENDENT AUDITORS' REPORT

To the Stockholder and Board of Directors,
Global Capital and Income Strategies Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Global Capital and Income Strategies Fund, Inc. (the "Fund") as of __________ __, 2004. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statement referred to above presents fairly, in all material respects, the financial position of the Fund as of __________ __, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/


             , 2004

                 GLOBAL CAPITAL AND INCOME STRATEGIES FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                          , 2004

ASSETS
  Cash.................................................................. $
  Deferred offering costs (Note 1)...................................... ______
     Total assets.......................................................

LIABILITIES:
  Liabilities and accrued expenses (Note 1)............................. ______
NET ASSETS:............................................................. $
                                                                          =====


NET ASSETS CONSIST OF:
  Common Stock, par value $.10 per share; 200,00,000 shares authorized;
   issued and outstanding (Note 1)...................................... $


Paid-in Capital in excess of par........................................ ______
Net Assets-Equivalent to $    net asset value per share based on
       shares of capital stock outstanding (Note 1)..................... $
                                                                          =====


      NOTES TO STATEMENT OF ASSETS AND LIABILITIES

Note 1. Organization

      The Fund was incorporated under the laws of the State of Maryland on
May 3, 2004 and is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company and has had no operations other than the sale to Fund Asset Management, L.P. (the
"Investment Adviser") of an aggregate of     shares for $_______ on ________ __,
2004. The General Partner of the Investment Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Certain officers and/or directors of the Fund are officers of the Investment Adviser.

      The Investment Adviser, on behalf of the Fund, will incur all
organizational costs, estimated at $     . The Investment Adviser also has
agreed to pay the amount by which the offering costs of the Fund (other than
the underwriting discount, but including the $      per share partial
reimbursement of expenses to the underwriters) exceeds $      per share of
common stock. Direct offering costs relating to the public offering of the Fund's shares will be charged to capital at the time of issuance of shares.

Note 2. Investment Advisory Arrangements

      The Fund has engaged the Investment Adviser to provide investment advisory and management services to the Fund. The Investment Adviser will receive a monthly fee for advisory and management services at an annual rate
equal to      % of an aggregate of: (i) the Fund's average daily net assets
(including the proceeds from the issuance of any preferred stock offering), and (ii) the proceeds of any outstanding borrowings used for leverage.

Note 3. Federal Income Taxes

      The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to stockholders.

Note 4. Accounting Principles

      The Fund's statement of assets and liabilities is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

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

                                                                    APPENDIX A

                             RATINGS OF SECURITIES

 Description of Moody's Investors Service, Inc.'s ("Moody's") Long Term Ratings

Aaa Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade Bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds and preferred stock which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's bond ratings, where specified, are applicable to preferred stock, financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

      Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

      Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933, as amended, or issued in conformity with any other applicable law or regulation. Moody's makes no representation that any specific bank or insurance company obligation is a legally enforceable or a valid senior obligation of a rated issuer.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

      Description of Standard & Poor's ("Standard & Poor's") Long Term Issue Credit Ratings

      A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Issue credit ratings can be either long term or short term. Short term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long term obligations. The result is a dual rating, in which the short term rating addresses the put feature, in addition to the usual long term rating.

      Medium term notes are assigned long term ratings.

      Issue credit ratings are based in varying degrees, on the following considerations:

           1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

           2. Nature of and provisions of the obligation; and

           3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB           Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as
B            having significant speculative B characteristics. `BB' indicates
CCC          the least degree of speculation and 'C' the highest. While such B
CC           CCC obligations will likely have some quality and protective
C            characteristics, these may be outweighed by CC large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Such rating will also be used upon the completion of a tender or exchange offer, whereby some or all of an issue is either repurchased for an amount of cash or replaced by other securities having a total value that is clearly less than par; or in the case of preferred stock or deferrable payment securities, upon non-payment of the dividend or deferral of the interest payments.

      Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      Local Currency and Foreign Currency Risks

      Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An insurer's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

      Description of Fitch Ratings ("Fitch") Long Term Credit Ratings

      Investment Grade

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

      Speculative Grade

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, High default risk. Default is a real possibility. Capacity for meeting financial commitments

CC,          is solely reliant upon sustained, favorable business or economic
C            developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD,         The ratings of obligations in this category are based on their
DD, and      prospects for achieving partial or full recovery in a
D Default    reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
             `DDD' obligations have the highest potential for recovery, around
             90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.
             Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.


      Notes to Long term ratings:

      Plus "(+)" or Minus "(-)" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long term rating category, to categories below 'CCC', or to Short term ratings other than 'F1'.

      'NR' indicates that Fitch does not rate the issuer or issue in question.

      'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

      Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

      A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are 'stable' could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

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

================================================================================


   Through and including        , 2004 (the 25th day after the date of this
prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.




                                    Shares



                Global Capital and Income Strategies Fund, Inc.



                                 Common Stock



                                ---------------


                              P R O S P E C T U S


                                --------------









                                           ,2004



================================================================================

                           PART C. OTHER INFORMATION

Item 24.  Financial Statements And Exhibits.

(1) Financial Statements

      Report of Independent Auditors

      Statement of Assets and Liabilities as of            , 2004.

  Exhibits Description
  -------- -----------

   (a)(1)  -- Articles of Incorporation of the Registrant.

      (b)  -- By-laws ofthe Registrant.

      (c)  -- Not applicable.

   (d)(1)  -- Portions of the Articles of Incorporation and By-laws of the
              Registrant defining the rights of holders of shares of common stock of the Registrant.(a)

   (d)(2)  -- Form of specimen certificate for shares of common stock of the
              Registrant.*

      (e)  -- Form of Automatic Dividend Reinvestment Plan.*

      (f)  -- Not applicable.

      (g) -- Form of Investment Advisory Agreement between the Registrant and Fund Asset Management, L.P. ("FAM" or the "Investment Adviser").*

   (h)(1)  -- Form of Purchase Agreement between the Registrant and the
              Investment Adviser and _________________________.*

   (h)(2)  -- Form of __________ Standard Dealer Agreement.(b)

   (h)(3)  -- Form of Master Agreement Among Underwriters.(c)

      (i)  -- Not applicable.

      (j) -- Form of Custodian Agreement between the Registrant and _________ ______________________.(d)

   (k)(l)  -- Form of Stock Transfer Agency Agreement between the
              Registrant and ____________________.(e)

   (k)(2)  -- Form of Administrative Services Agreement between the Registrant and State Street.(f)

   (k)(3)  -- Form of Additional Compensation Agreement between FAM and
              ________.*

   (k)(4)  -- Form of Securities Lending Agency Agreement between the
              Registrant and QA Advisors LLC (now MLIM LLC) dated August 10, 2001.(g)

      (l)  -- Opinion and Consent of Sidley Austin Brown & Wood LLP.*

      (m)  -- Not applicable.

      (n) -- Consent of _______________, independent auditors for the Registrant.*

      (o)  -- Not applicable.

      (p)  -- Certificate of FAM.*

      (q)  -- Not applicable.

      (r)  -- Code of Ethics.(h)

--------------

(a) Reference is made to Article IV (sections 2, 3, 4, 5, 6, 7 and 8), Article V (sections 3, 6 and 7), Article VI, Article VIII, Article IX, Article X, and Article XII of the Registrant's Articles of Incorporation, filed herewith; and to Article II, Article III (sections 3.01, 3.03, 3.05 and 3.17), Article VI (section 6.02), Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-laws, filed herewith.

(b) Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 Preferred Income Strategies Fund, Inc. (File No. 333-102712), filed March 25, 2003 (the "Preferred Fund Registration Statement").

(c) Incorporated by reference to Exhibit (h)(3) to the Preferred Fund Registration Statement.

(d) Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739), filed on January 30, 2002.

(e) Incorporated by reference to Exhibit (k)(l) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Captial and Income Strategies Fund, Inc. (File No. 333-112634), filed on April 27, 2004.

(f) Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

(g) Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.

(h) Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 33-110936), filed on January 22, 2004.

* To be provided by amendment.

Item 25.  Marketing Arrangements.

      See Exhibits (h)(1), (h)(2) and (h)3.

Item 26.  Other Expenses of Issuance and Distribution.

      The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees                                                     $      *

New York Stock Exchange listing fee                                   $      *

Printing (other than stock certificates)                              $      *

Engraving and printing stock certificates                             $      *

Legal fees and expenses                                               $      *

NASD fees                                                             $      *

Underwriters expense reimbursement                                    $      *

Miscellaneous                                                         $      *

Total                                                                 $      *


* To be provided by amendment.


Item 27.  Persons Controlled by or Under Common Control with Registrant.

      The information in the prospectus under the captions "Investment Advisory and Management Arrangements" and "Description of Capital Stock -- Common Stock" and in Note 1 to the Statement of Assets and Liabilities is incorporated herein by reference.

Item 28.  Number of Holders of Securities.

      There will be one record holder of the Common Stock, par value $0.10 per share, as of the effective date of this Registration Statement.

Item 29.  Indemnification.

      Reference is made to Section 2-418 of the General Corporation Law of the State of Maryland, Article V of the Registrant's Articles of Incorporation,
Article VI of the Registrant's By-laws and Section 6 of the Purchase Agreement, which provide for indemnification.

      Article VI of the By-laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

      Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him or her in connection with proceedings to which he or she is a party in the manner and to the full extent permitted under the Maryland General Corporation Law; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his or her good faith belief that the standard of conduct necessary for the indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it ultimately should be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (i) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his or her undertaking; (ii) the Registrant is insured against losses arising by reason of the advance; or
(iii) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

      The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the Maryland General Corporation Law from liability arising from his or her activities as officer or director of the Registrant. The Registrant; however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      In Section 6 of the Purchase Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify Merrill Lynch and each person, if any, who controls Merrill

      Lynch within the meaning of the Securities Act of 1933 (the "1933 Act") against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

      Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant and Merrill Lynch, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30.  Business And Other Connections Of The Investment Adviser.

      FAM (the "Investment Adviser"), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

      Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to certain other portfolios.

      The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

      The address of the Investment Adviser, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

      Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two fiscal years for his, her or its own account or in the capacity of director, officer, employee, partner or trustee. Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM or its affiliates, and Mr. Doll is an officer of one or more such companies.


                                                                        Other Substantial Business,
          Name               Position(s) with FAM                   Profession, Vocation Or Employment
          ----               --------------------                   ----------------------------------
ML & Co.                   Limited Partner            Financial Services Holding Company; Limited Partner of MLIM

Princeton Services         General Partner            General Partner of MLIM

Robert C. Doll, Jr.        President                  President of MLIM; Co-Head (Americas Region) of MLIM from 2000 to 2001 and Senior Vice President thereof from 1999 to 2000;
                                                      Director of Princeton Services; Chief Investment Officer of
                                                      OppenheimerFunds, Inc. in 1999 and Executive Vice President
                                                      thereof from 1991 to 1999

Donald C. Burke            First Vice President and   First Vice President, Treasurer and Director of Taxation of
                           Treasurer                  MLIM; Treasurer of Princeton Services; Senior Vice President
                                                      and Treasurer of Princeton Services from 1997 to 2002; Vice
                                                      President of FAMD; Senior Vice President of MLIM from 1999 to 2000;
                                                      First Vice President of MLIM from 1997 to 1999

Andrew J. Donohue          General Counsel            General Counsel and Senior Vice President of MLIM and
                                                      Princeton Services

Item 31.  Location of Account and Records.

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its investment adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its custodian and transfer agent.

Item 32.  Management Services.

      Not applicable.

Item 33.  Undertakings.

      (a) The Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein
(1) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (2) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

      (b) The Registrant undertakes that:

           (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

           (2) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 4th day of May, 2004.

                                GLOBAL CAPITAL AND INCOME STRATEGIES FUND, INC.

                                                 (Registrant)


                                 By:   /s/ Bradley J. Lucido
                                       ---------------------------------------

                                       (Bradley J. Lucido, President)


      Each person whose signature appears below hereby authorizes Bradley J. Lucido, Alice Pellegrino and Brian D. Stewart, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including any Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.


            Signature                         Title                  Date
            ---------                         -----                  ----


      /s/ Bradley J. Lucido           President (Principal
  -------------------------------    Executive Officer) and       May 4, 2004
       (Bradley J. Lucido)                  Director



      /s/ Alice Pellegrino            Treasurer (Principal
  -------------------------------        Financial and            May 4, 2004
       (Alice Pellegrino)           Accounting Officer) and
                                            Director


       /s/ Brian D.Stewart                  Director              May 4, 2004
  -------------------------------
       (Brian D. Stewart)

                                 EXHIBIT INDEX



(a)     -- Articles of Incorporation of the Registrant.

(b)     -- By-laws of the Registrant.